PROSPECTUS


                               SEPTEMBER 3, 1996
                            REVISED JANUARY 1, 1997



                                    AMERICAN
                                    CENTURY
                                     GROUP


                                  Global Gold
                            Global Natural Resources
                                 Utilities Fund



                                 [front cover]



AMERICAN CENTURY INVESTMENTS
FAMILY OF FUNDS


     American Century Investments offers you nearly 70 fund choices covering stocks, bonds, money markets, specialty investments and blended portfolios. To help you find the funds that may meet your investment needs, American Century funds have been divided into three groups based on investment style and objectives. These groups, which appear below, are designed to help simplify your fund decisions.


 AMERICAN CENTURY INVESTMENTS

BENHAM GROUP(R)          AMERICAN CENTURY GROUP

MONEY MARKET FUNDS       ASSET ALLOCATION &           TWENTIETH CENTURY(R) GROUP
GOVERNMENT BOND FUNDS    BALANCED FUNDS
DIVERSIFIED BOND FUNDS   CONSERVATIVE EQUITY FUNDS    GROWTH FUNDS
MUNICIPAL BOND FUNDS     SPECIALTY FUNDS              INTERNATIONAL FUNDS


                         Global Gold
                         Global Natural Resources
                         Utilities Fund



                                   PROSPECTUS
                               SEPTEMBER 3, 1996
                            REVISED JANUARY 1, 1997

            Global Gold o Global Natural Resources o Utilities Fund


AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS

     American Century Quantitative Equity Funds is a part of American Century Investments, a family of funds that includes nearly 70 no-load mutual funds covering a variety of investment opportunities. Three of the funds that invest in specialized equity markets, are described in this Prospectus. Their investment objectives are listed on page 2 of this Prospectus. The other funds are described in separate prospectuses.

     American Century offers investors a full line of no-load funds, investments that have no sales charges or commissions.

     This Prospectus gives you information about the Funds that you should know before investing. Please read this Prospectus carefully and retain it for future reference. Additional information is included in the Statement of Additional Information dated September 3, 1996 and filed with the Securities and Exchange Commission ("SEC"). It is incorporated into this Prospectus by reference. To obtain a copy without charge, call or write:

                          AMERICAN CENTURY INVESTMENTS
                       4500 Main Street o P.O. Box 419200
               Kansas City, Missouri 64141-6200 o 1-800-345-2021
                       International calls: 816-531-5575
                    Telecommunications Device for the Deaf:
                   1-800-634-4113 o In Missouri: 816-753-1865
                       Internet: www.americancentury.com

     Additional information, including this Prospectus and the Statements of Additional Information, may be obtained by accessing the Web site maintained by the SEC (www.sec.gov).



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Prospectus                                                                     1


INVESTMENT OBJECTIVES OF THE FUNDS

AMERICAN CENTURY GLOBAL GOLD FUND

     Global Gold seeks to realize a total return (capital growth and dividends) consistent with investment in securities of companies that are engaged in mining, processing, fabricating or distributing gold or other precious metals throughout the world.


AMERICAN CENTURY GLOBAL NATURAL
RESOURCES FUND

     Global Natural Resources seeks to realize a total return (capital growth and dividends) consistent with investment in companies that are engaged in the natural resources industries.

     The Fund invests primarily in the stocks of foreign and U.S. companies included in the Energy and Basic Materials sectors ("Sectors") of the Dow Jones World Stock Index* ("DJWSI"), excluding chemical companies.


AMERICAN CENTURY UTILITIES FUND

     The Utilities Fund seeks current income and long-term growth of capital and income.

     The Fund invests primarily in equity securities of companies engaged in the utilities industry. One feature that distinguishes the Fund from other utility funds is that it attempts to provide investors with a consistent level of monthly dividend income, although there is no guarantee that it will be able to do so.


     There is no assurance that the Funds will achieve their respective investment objectives.

     * The DJWSI is property of Dow Jones & Company, Inc. which is not affiliated with American Century.



NO PERSON IS AUTHORIZED BY THE FUNDS TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY OR ON BEHALF OF THE FUNDS, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.


2    Investment Objectives                          American Century Investments


TABLE OF CONTENTS

Transaction and Operating Expense Table ...............................4
Financial Highlights ..................................................5

INFORMATION REGARDING THE FUNDS

Investment Policies of the Funds ......................................8
     Core Investment Strategies .......................................8
     Global Gold ......................................................8
     Global Natural Resources .........................................9
     Utilities Fund ...................................................10
Risk Factors and Investment Techniques ................................11
     Concentration Risk ...............................................11
         Global Gold ..................................................11
         Global Natural Resources .....................................11
         Utilities Fund ...............................................11
     Foreign Securities Risk ..........................................12
     Risk of Using the Funds as a Hedge ...............................13
Other Investment Practices, Their Charcteristics
     and Risks ........................................................13
     Portfolio Turnover ...............................................13
     Convertible Securities ...........................................13
     When-Issued and Forward Commitment
         Agreements ...................................................13
     Forward Currency Exchange Contracts ..............................14
     Gold Investments .................................................14
     Short-Term Instruments ...........................................15
     Interest Rate Swaps ..............................................15
     Portfolio Lending ................................................15
     Interest Rate Futures Contracts and
         Options Thereon ..............................................15
     Rule 144A Securities .............................................16
     Indexed Securities ...............................................16
     Other Techniques .................................................16
Performance Advertising ...............................................17

HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS

American Century Investments ..........................................18
Investing in American Century .........................................18
How to Open an Account ................................................18
         By Mail ......................................................18
         By Wire ......................................................18
         By Exchange ..................................................19
         In Person ....................................................19
     Subsequent Investments ...........................................19
         By Mail ......................................................19
         By Telephone .................................................19
         By Online Access .............................................19
         By Wire ......................................................19
         In Person ....................................................19
     Automatic Investment Plan ........................................19
How to Exchange from One Account to Another ...........................19
         By Mail ......................................................20
         By Telephone .................................................20
         By Online Access .............................................20
How to Redeem Shares ..................................................20
         By Mail ......................................................20
         By Telephone .................................................20
         By Check-A-Month .............................................20
         Other Automatic Redemptions ..................................20
     Redemption Proceeds ..............................................20
         By Check .....................................................20
         By Wire and ACH ..............................................20
     Redemption of Shares in Low-Balance Accounts .....................21
Signature Guarantee ...................................................21
Special Shareholder Services ..........................................21
         Automated Information Line ...................................21
         Online Account Access ........................................21
         Open Order Service ...........................................21
         Tax-Qualified Retirement Plans ...............................22
Important Policies Regarding Your Investments .........................22
Reports to Shareholders ...............................................23
Employer-Sponsored Retirement Plans and
     Institutional Accounts ...........................................23

ADDITIONAL INFORMATION YOU SHOULD KNOW

Share Price ...........................................................24
     When Share Price is Determined ...................................24
     How Share Price is Determined ....................................24
     Where to Find Information About Share Price ......................24
Distributions .........................................................25
Taxes .................................................................25
     Tax-Deferred Accounts ............................................25
     Taxable Accounts .................................................25
Management ............................................................26
     Investment Management ............................................26
     Code of Ethics ...................................................27
     Transfer and Administrative Services .............................27
Distribution of Fund Shares ...........................................28
Expenses ..............................................................28
Further Information About American Century ............................28



Prospectus                                                Table of Contents    3



TRANSACTION AND OPERATING EXPENSE TABLE

                                                                              Global Natural
                                                              Global Gold       Resources       Utilities Fund

SHAREHOLDER TRANSACTION EXPENSES:
Maximum Sales Load Imposed on Purchases ...................   none              none             none
Maximum Sales Load Imposed on Reinvested Dividends ........   none              none             none
Deferred Sales Load .......................................   none              none             none
Redemption Fee(1) .........................................   none              none             none
Exchange Fee ..............................................   none              none             none

ANNUAL FUND OPERATING EXPENSES:(2)
(as a percentage of net assets)
Management Fees ...........................................   .30%              .08%             .30%
12b-1 Fees ................................................   none              none             none
Other Expenses ............................................   .34%              .68%             .44%
Total Fund Operating Expenses .............................   .64%              .76%             .74%

EXAMPLE
You would pay the following expenses on a           1 year      $7                $8               $8
$1,000 investment, assuming a 5% annual            3 years      20                24               24
return and redemption at the end of each           5 years      36                42               41
time period:                                      10 years      80                94               92

(1)  Redemption proceeds sent by wire are subject to a $10 processing fee.

(2) Benham Management Corporation (the "Manager") has agreed to limit each Fund's total operating expenses to specified percentages of each Fund's average daily net assets. The agreement provides that the Manager may recover amounts absorbed on behalf of the Fund during the preceding 11 months if, and to the extent that, for any given month, Fund expenses were less than the expense limit in effect at that time. The current expense limit for each of the Funds is 0.75%. Amounts paid by unaffiliated third parties do not apply to this expense limit. These expense limits are subject to annual renewal in June. If the expense limitations were not in effect, the Global Natural Resource's Management Fee, Other Expenses and Total Fund Operating Expenses would be as follows, respectively: 0.35%, 0.68% and 1.03%.

     Each Fund pays the Manager advisory fees equal to an annualized percentage of each Fund's average daily net assets. Other expenses include administrative and transfer agent fees paid to American Century Services Corporation.

     The purpose of the above table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in the shares of the Funds. The example set forth above assumes reinvestment of all dividends and distributions and uses a 5% annual rate of return as required by SEC regulations.

     Neither the 5% rate of return nor the expenses shown above should be considered indications of past or future returns and expenses. Actual returns and expenses may be greater or less than those shown.


4    Transaction and Operating Expense Table        American Century Investments


FINANCIAL HIGHLIGHTS

GLOBAL GOLD


     The Financial Highlights for each of the periods presented have been audited by KPMG Peat Marwick LLP, independent auditors (except as noted). Their report thereon appears in the Fund's annual report, which is incorporated by reference into the Statement of Additional Information. The semiannual and annual reports contain additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended December 31, except as noted.


                         1996(1)  1995     1994    1993     1992     1991     1990     1989    1988(2)
PER-SHARE DATA
Net Asset Value,
Beginning of
Period ...............   $12.37   $11.33   $13.67  $7.55    $8.28    $9.35    $11.71   $9.05   $10.00
Income from
Investment
Operations
  Net Investment
  Income .............   .0101    .0226    .0299   .0124    .0181    .0247    .0006    .0372   .0895
  Net Realized
  and Unrealized
  Gains (Losses)
  on Investment
  Transactions .......   .5399    1.0259  (2.3213) 6.1197   (.7324)  (1.0753) (2.2691) 2.7547  (.9688)
                         -------- -------  ------- -------  -------  -------- -------- ------  -------
  Total from
  Investment
  Operations .........   .5500    1.0485  (2.2914) 6.1321   (.7143)  (1.0506) (2.2685) 2.7919  (.8793)
                         -------- ------- ------- -------   -------  -------- -------- ------  -------
Distributions
  From Net
  Investment Income ..      --    (.0085)  (.0214) (.0114)  (.0157)   (.0194)  (.0006) (.0372) (.0666)
  From Net
  Realized Gains
  on Investment
  Transactions .......     --       --       --    (.0007)    --       --      (.0909) (.0947) (.0041)
  In Excess of
  Net Realized
  Gains
  on Investment
  Transactions .......     --       --    (.0272)    --       --       --       --       --      --
                        -------- -------  ------- -------  -------- ---------  ------- ------- -------
  Total
  Distributions ......     --    (.0085)  (.0486)  (.0121)  (.0157)   (.0194)  (.0915) (.1319) (.0707)
                        -------- -------  ------- -------  -------- ---------  ------- ------- -------
Net Asset
Value, End
of Period ............   $12.92  $12.37   $11.33   $13.67    $7.55     $8.28    $9.35  $11.71   $9.05
                         ======  ======   ======   ======    =====     =====    =====  ======   =====

  Total Return(3) ....     4.45%   9.25%  (16.75)%  81.22%  (8.65)%  (11.23)% (19.43)%  29.93%  (9.19)%

RATIOS/SUPPLEMENTAL
DATA
  Ratio of
  Operating Expenses
  to Average
  Net Assets(4) ......   .64%(5)    .61%      .61%    .72%     .75%     .75%      .96%   1.00%     --
  Ratio of Net
  Investment Income
  to Average
  Net Assets(4) ......   .14%(5)    .17%      .20%    .23%     .23%     .30%      .01%    .36%    2.04%(5)
  Portfolio
  Turnover Rate ......    35.00%  28.40%    41.67%  28.38%   52.57%   56.33%    20.96%  34.39%     .92%
  Average Commission
  Paid per
  Investment
  Security Traded ....    $.026   $.035     --(6)    --(6)   --(6)    --(6)     --(6)   --(6)    --(6)
  Net Assets,
  End of Period
  (in thousands) ..... $513,288 $537,693 $568,030 $616,347 $163,777  $124,436 $104,163  $61,786   $7,683

(1)  Six-month period ended June 30, 1996 (unaudited).
(2)  Commencement of operations for Global Gold was August 17, 1988.
(3)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any, and are not annualized.
(4) The ratios for the periods beginning with the year ended December 31, 1995 include expenses paid through expense offset arrangements.
(5) Annualized. (The period ended December 31, 1988 includes .76% from nonrecurring income.)
(6)  Not computed for period indicated.


Prospectus                                             Financial Highlights    5


FINANCIAL HIGHLIGHTS

GLOBAL NATURAL RESOURCES


     The Financial Highlights for each of the periods presented have been audited by KPMG Peat Marwick LLP, independent auditors (except as noted). Their report thereon appears in the Fund's annual report, which is incorporated by reference into the Statement of Additional Information. The semiannual and annual reports contain additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended December 31, except as noted.


                             1996(1)          1995              1994(2)

PER-SHARE DATA
Net Asset Value,
Beginning of Period ........$ 10.66           $9.61             $10.00
Income from Investment
Operations
   Net Investment Income ...    .11             .16                .07
   Net Realized and
   Unrealized Gains
   (Losses) on Investment
   Transactions ............    .65            1.22               (.42)
                              -----           -----             ------
   Total from
   Investment Operations ...    .76            1.38               (.35)
                              -----           -----             ------
Distributions
   From Net
   Investment Income .......   (.09)           (.16)              (.04)
                              -----           -----             ------
From Net Realized
Capital Gains on
Investment Transactions ....     --            (.17)                --
   Total Distributions .....   (.09)           (.33)              (.04)
                              -----           -----             ------
Net Asset Value,
End of Period ..............$ 11.33          $10.66              $9.61
                             ======          ======              =====

   Total Return(3) .........   7.13%          14.41%            (3.48)%

RATIOS/SUPPLEMENTAL
DATA
Ratio of Operating
Expenses to Average
Net Assets(4) ..............    .76%(5)         .76%              --
Ratio of Net Investment
Income to Average
Net Assets(4) ..............   2.33%(5)        2.02%             2.74%(5)
Portfolio
Turnover Rate ..............     17%             39%              --
Average Commission
Paid per Investment
Security Traded ............  $.039           $.028              --(6)
Net Assets,
End of Period
(in thousands) .............$51,019         $30,157           $18,972

(1)  Six-month period ended June 30, 1996 (unaudited).
(2) Commencement of operations for Global Natural Resources was September 15, 1994.
(3)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any, and are not annualized.
(4) The ratios for the periods beginning with the year ended December 31, 1995 include expenses paid through expense offset arrangements.
(5)  Annualized.
(6)  Not computed for period indicated.


6    Financial Highlights                           American Century Investments


FINANCIAL HIGHLIGHTS

UTILITIES FUND


     The Financial Highlights for each of the periods presented have been audited by KPMG Peat Marwick LLP, independent auditors (except as noted). Their report thereon appears in the Fund's annual report, which is incorporated by reference into the Statement of Additional Information. The semiannual and annual reports contain additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended December 31, except as noted.



                                            1996(1) 1995     1994     1993(2)

PER-SHARE DATA
Net Asset Value,
Beginning of Period .....................  $11.44    $8.79   $10.24   $10.00
Income from Investment Operations .......   .2208    .4226    .4375    .3626
   Net Realized and Unrealized Gains
   (Losses) on Investment Transactions ..  (.1190)  2.6446  (1.4515)   .2979
                                           ------- -------  -------   ------
   Total from
   Investment Operations ................   .1018   3.0672  (1.0140)   .6605
                                           ------- -------  -------   ------
Distributions
   From Net Investment Income ...........  (.2118)  (.4172)  (.4360)  (.3577)
   From Net Realized Gains on
   Investment Transactions ..............    --       --       --     (.0628)
                                           ------- -------  -------   ------
   Total Distributions ..................  (.2118)  (.4172)  (.4360)  (.4205)
                                           ------- -------  -------   ------

Net Asset Value, End of Period ..........  $11.33   $11.44    $8.79   $10.24
                                           ------- -------  -------   ------
                                           ------- -------  -------   ------
   Total Return(3) ......................     .92%   35.70% (10.03)%    6.60%

RATIOS/SUPPLEMENTAL DATA
   Ratio of Operating Expenses
   to Average Net Assets(4) .............    .74%(5)   .75%     .75%   .50%(5)
   Ratio of Net Investment Income
   to Average Net Assets(4) .............   3.92%(5)  4.31%    4.67%  4.23%(5)
   Portfolio Turnover Rate ..............  36.00%    68.17%   61.42%   38.76%
   Average Commission
   Paid per Investment Security Traded ..   $.040    $.030     --(6)    --(6)
   Net Assets, End of
   Period (in thousands) ................$163,541 $218,794 $152,570 $194,314

(1)  Six-month period ended June 30, 1996 (unaudited).
(2)  Commencement of operations for Utilities Fund was March 1, 1993.
(3)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any, and are not annualized.
(4) The ratios for the periods beginning with the year ended December 31, 1995 include expenses paid through expense offset arrangements.
(5)  Annualized.
(6)  Not computed for period indicated.


Prospectus                                             Financial Highlights    7


INFORMATION REGARDING THE FUNDS

INVESTMENT POLICIES OF THE FUNDS

     The Funds have adopted certain investment restrictions that are set forth in the Statement of Additional Information. Those restrictions, as well as the investment objectives of the Funds identified on page 2 of this Prospectus and any other investment policies designated as "fundamental" in this Prospectus or in the Statement of Additional Information, cannot be changed without shareholder approval. The Funds have implemented additional investment policies and practices to guide their activities in the pursuit of their respective investment objectives. These policies and practices, which are described throughout this Prospectus, are not designated as fundamental policies and may be changed without shareholder approval.

     For an explanation of the securities ratings referred to in the following discussion, see "Other Information" in the Statement of Additional Information.


CORE INVESTMENT STRATEGIES

     The Manager uses quantitative management strategies in pursuit of the Funds' respective investment objectives. Quantitative management combines two investment management approaches. The first is active management, which allows the advisor to select investments for a fund without reference to an index or investment model. The second is indexing, in which the advisor tries to match a fund's portfolio composition to that of a particular index.

     The  primary   management   technique   the  Manager   uses  is   portfolio
optimization. The Manager constructs the Fund's portfolio to match the Fund benchmarks' risk characteristics and, in turn, the benchmarks' performance.


GLOBAL GOLD

     Global Gold seeks to realize a total return (capital growth and dividends) consistent with investment in securities of companies that are engaged in mining, processing, fabricating or distributing gold or other precious metals throughout the world.

     The Manager will construct Global Gold's portfolio to match the risk characteristics of the market for gold and gold-related equity securities and, in turn, attempt to produce performance indicative of performance in the worldwide gold equities market. As part of evaluating and determining the appropriate investments for Global Gold, the Manager intends to utilize various benchmarks, including worldwide gold market indices, such as the FT-SE(R) Gold Mines Index.

     The FT-SE(R) Gold Mines Index (the "Index") is compiled and calculated by FT-SE International Limited ("FT-SE") under the joint license of the Financial Times Ltd. ("FT") and the London Stock Exchange Limited (the "Stock Exchange"). FT-SE calculates the Index in conjunction with the Institute of Actuaries and the Faculty of Actuaries. However, neither FT-SE nor the Stock Exchange nor FT shall be liable to any person for any error in the Index and neither FT-SE or Exchange or FT shall be under any obligation to advise any person of any error therein. Global Gold is not in any way sponsored, endorsed, sold or promoted by FT-SE, the Stock Exchange or FT. Neither FT-SE, the Stock Exchange nor FT makes any warranty or representation whatsoever as to the results to be obtained from the use of the Index and/or the figure at which the said Index stands at any particular time on any particular day or otherwise. FT-SE(R) is a trademark of the Stock Exchange and FT and is used by FT-SE under license.

     Global Gold will concentrate its investments in securities of companies throughout the world which are engaged in mining, processing or dealing with gold or other precious metals ("Gold Companies"). This means that at least 25% of Global Gold's total assets must be invested in Gold Companies. Under normal circumstances, at least 65% of the value of Global Gold's total assets will be invested in securities of issuers engaged in gold operations, including securities of gold mining finance companies, as well as operating companies with long-, medium- or short-life gold mines.

     Global Gold may invest in common stocks, securities convertible into common stocks and sponsored or unsponsored American Depositary Receipts


8    Information Regarding the Funds                American Century Investments



("ADRs") for the securities of Gold Companies, all of which may be traded on a securities exchange or over-the-counter. In seeking income or in times when a conservative policy is warranted, Global Gold may also purchase preferred stocks and debt securities, such as notes, bonds, debentures or commercial paper, any of which may or may not be rated by nationally recognized securities rating agencies.

     As part of its global investment strategy, Global Gold will normally invest in securities of issuers located in at least three different countries, one of which may be the United States. For temporary defensive purposes, however, Global Gold may invest in less than three countries. The Manager anticipates that a substantial portion of Global Gold's assets will be invested in securities of companies domiciled in or operating in one or more foreign countries. There are certain risks which are posed to Global Gold when it invests in foreign securities. See "Risk Factors and Investment Techniques--Foreign Securities Risk," page 12. These risks may be greater as Global Gold increases its investments in regions outside North America.

     The Manager works to balance three goals:

o To construct Global Gold's portfolio composition so that its risk and investment performance characteristics will match the selected benchmarks as closely as possible while meeting IRS diversification requirements;
o To keep enough cash on hand to meet shareholder redemption requests and pay operational expenses; and
o    To keep portfolio transaction costs low.

     Global Gold is a "non-diversified company" as defined in the Investment Company Act of 1940 (the "1940 Act"), which means that the proportion of Global Gold's assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. However, Subchapter M of the Internal Revenue Code of 1986, as amended, limits the proportion of assets a fund may invest in the securities of any single issuer. Global Gold intends to adhere to these limits in order to qualify as a regulated investment company.


GLOBAL NATURAL RESOURCES

     Global Natural Resources seeks to realize a total return (capital growth and dividends) consistent with investment in companies that are engaged in the natural resources industries.

     Global Natural Resources invests primarily in the stocks of foreign and U.S. companies included in the Energy and Basic Materials sectors ("Sectors") of the Dow Jones World Stock Index* ("DJWSI"), excluding chemical companies.

     The DJWSI (which is market-capitalization weighted) was created on January 5, 1993, and currently consists of approximately 2,800 stocks of U.S. and foreign companies representing approximately 28 countries and 120 industry groups and subgroups in the DJWSI, which are grouped into nine broad market sectors, including the Energy and the Basic Materials sectors.

     The value of the DJWSI is calculated each day the New York Stock Exchange (the "Exchange") is open for trading and is based on prices at the close of the Exchange, usually 3 p.m. Central time. Foreign securities are valued in U.S. dollars based on the exchange rates as of the close of the Exchange.

     The DJWSI editors select companies and stocks based entirely on their own criteria, which they may change at any time. The DJWSI is divided into categories determined by the editors of The Wall Street Journal, who may alter their categorization without consulting the companies, the stock exchanges, or any official agency. The industries currently included in the Energy and Basic Materials sectors (excluding chemical companies) are:

     *Dow Jones & Company, Inc. has not participated in any way in the creation of the Fund or in the selection of the stocks included in Global Natural Resources' portfolio and has not approved any information included in the Prospectus relating thereto. The DJWSI is the property of Dow Jones & Co., Inc.

------------------------------------------------------------------------
Energy Sector              Basic Materials Sector
------------------------------------------------------------------------
Coal                       Aluminum
Oil Drilling               Other Non-Ferrous Metals
Oil Companies, Major       Forest Products
Oil Companies, Secondary   Mining, Diversified
Oilfield Equip/Services    Paper Products
Pipelines                  Precious Metals and Steel
------------------------------------------------------------------------


Prospectus                                  Information Regarding the Funds    9


     Although the chemicals industry is included in the DJWSI Basic Materials sector, Global Natural Resources does not invest in the chemicals industry. Typically, chemical companies do not maintain large natural resources inventories but rather, focus on chemical product development.

     In order to minimize transaction costs, Global Natural Resources uses the portfolio optimization technique (described in "Core Investment Strategies," page 8) instead of holding all of the securities included in the Sectors.

     Even though Global Natural Resources' portfolio is not constructed to match the composition of the Sectors, the Manager does not expect Global Natural Resources' total return to vary from the combined return of the Sectors by more than five percentage points per year. However, the Manager may periodically need to adjust Global Natural Resources' holdings to more closely match the composition of the Sectors in order to reduce performance deviation.

     Sector performance is calculated monthly on a total return basis, using beginning-of-the-month capitalization weightings and assuming reinvestment of dividends. Global Natural Resources' ability to match Sector performance may, depend in part on market conditions, shareholder activity, transaction costs, Global Natural Resources' size, and tax considerations.

     Global Natural Resources is a "non-diversified company" as defined in the 1940 Act, which means that the proportion of Global Natural Resources' assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. However, Subchapter M of the Code limits the proportion of assets a fund may invest in the securities of any single issuer. Global Natural Resources intends to adhere to these limits in order to qualify as a regulated investment company.

     As an operating policy, Global Natural Resources will remain as fully invested as practicable in securities of companies included in the Sectors; therefore, investors bear the risk of a general decline in the stock prices of issuers included in the Sectors. Although Global Natural Resources invests primarily in securities of companies included in the Sectors, it may also invest up to 10% of its total assets in other types of securities (see "Other Investment Practices, Their Characteristics and Risks," page 13). However, Global Natual Resources may invest up to 35% of its total assets in when-issued and forward commitment agreements if necessary to purchase Sector securities. Such investments may be made to improve portfolio diversification and to provide extra cash to meet redemptions and day-to-day operating expenses.


UTILITIES FUND

     The Utilities Fund seeks current income and long-term growth of capital and income.

     The Utilities Fund invests primarily in equity securities of companies engaged in the utilities industry. One feature that distinguishes the Fund from other utility funds is that it attempts to provide investors with a consistent level of monthly dividend income, although there is no guarantee that it will be able to do so.

     Under normal market conditions, the Utilities Fund invests at least 75% of its total assets in equity securities of companies engaged in the utilities industry. Such companies may include: public utility companies, whose user rates are set by a government entity such as a state utilities commission; companies with non-regulated utility operations; or companies with a combination of regulated and non-regulated utility operations. Within this 75% category, the Utilities Fund will not buy shares of a company unless 50% or more of the company's revenues or net profits are derived from the ownership or operation of facilities used to provide electricity, natural gas, telecommunications services, pay television (e.g., cable), water, or sanitary services to the public.

     To enhance dividend income, increase portfolio diversification, or support share price stability, the Utilities Fund may invest up to 25% of its total assets in fixed-income securities (i.e., bonds issued by the U.S. government or its agencies, bonds issued by companies engaged in the utilities industry (utility bonds), or bonds issued by non-utility corporations).

     The Manager may invest up to 5% of the Utilities Fund's total assets in non-utility corporate bonds. The Utilities Fund's corporate debt holdings must be of investment-grade quality.

     To be considered investment-grade, a bond must be rated BBB/Baa or better by a nationally recognized statistical rating organization (a "rating agency") or be

10   Information Regarding the Funds                American Century Investments


judged to be of comparable quality by the Manager under the direction of the Board of Directors. If a bond held by the Utilities Fund is downgraded by a rating agency, the Manager will not necessarily sell the bond unless it determines that the bond is no longer of investment-grade quality.

     In recent years, changes in the regulatory climate have allowed public utility companies to provide products and services outside of their traditional geographic areas. the Manager seeks to maximize the benefits from both increased competition and expanded growth prospects that are expected to arise from these changes.

     The Utilities Fund is a "diversified" investment company as defined in the 1940 Act. This means that investments in any single issuer are limited by restrictions under the 1940 Act.


RISK FACTORS AND INVESTMENT TECHNIQUES

     The Funds may be an appropriate component of a stock portfolio for investors seeking total return through investments in stocks (both equity and specialized), bonds and short-term instruments. The Funds work best for long-term investors who are prepared to endure fluctuations in the values of the special market categories in which each of the Funds invests. Since each Fund concentrates its investment in a specific industry, the share price of each Fund is likely to be more volatile than the share price of a fund that diversifies across multiple industries. An investment in any one of the Funds does not constitute a balanced investment plan.


CONCENTRATION RISK

     Because each of the Funds concentrates its investments in a particular industry or sector, each may be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries. Each Fund therefore serves a different purpose than a general stock fund. Each Fund is particularly vulnerable to risks specific to those faced acutely by those issuers in their area of specialty.


Global Gold

     Many investors perceive that gold investments hedge against inflation, currency devaluations, and general stock market declines; however, there is no assurance that these historical inverse relationships will persist. Changing market conditions (i.e., fluctuating operating costs, political events, and changes in interest rates and currency rates) may affect gold prices and tend to have a more exaggerated effect on gold stocks. Because of their high share price volatility, gold stocks are considered speculative and may affect Global Gold's share price. Investment in Global Gold shares may involve special considerations, including: fluctuations in the price of gold; the potential effect of the concentration of the sources of supply of gold and over control of the sale of gold; changes in U.S. or foreign tax, currency or mining laws; increased environmental costs; and unpredictable monetary policies and economic and political conditions.


Global Natural Resources

     Global Natural Resources is particularly vulnerable to risks specific to natural resources companies. Historically, during periods of economic or financial instability, the securities of some natural resources companies become subject to broad price fluctuations, reflecting the volatility of energy and basic materials prices and unstable supplies of precious and industrial metals, oils, coal, timber or other natural resources. Price instability may adversely affect the earnings of natural resources companies. Natural resources companies may also be subject to risks associated with extraction of natural resources, such as mining and oil drilling accidents, and the hazards associated with natural resources such as fire and drought.


Utilities Fund

     Public  utilities  companies  have  historically   provided   above-average
dividends, which may make their stocks appropriate for long-term, income-oriented investors. Historically, utility stocks have generally been considered to be among the most conservative equity securities despite their vulnerability to inflation and regulation. However, increased competition and a trend toward deregulation have created opportunities for growth, as well as greater price volatility, among utilities stocks.

     As indicated on page 12, Chart 1 compares the rate of dividend growth for the Standard & Poor's Utilities Index ("S&P Utilities Index") with the rate of inflation as measured by the Consumer Price Index ("CPI") over a 50-year period.


Prospectus                                  Information Regarding the Funds   11

[mountain graph]
CHART 1 - Growth of Utility Stock Dividends vs. Inflation

        Inflation (CPI)             S&P Utilities Index Dividends
1946   $1                          $1
        1.09                        1.08
        1.12                        1.1
        1.1                         1.19
        1.16                        1.27
        1.23                        1.32
        1.24                        1.32
        1.25                        1.41
        1.25                        1.48
        1.25                        1.56
        1.29                        1.69
        1.33                        1.79
        1.35                        1.84
        1.37                        1.95
        1.39                        2.04
        1.4                         2.15
        1.41                        2.25
        1.44                        2.37
        1.46                        2.55
        1.48                        2.74
        1.53                        2.96
        1.58                        3.14
        1.66                        3.29
        1.76                        3.38
        1.85                        3.48
        1.91                        3.57
        1.98                        3.64
        2.16                        3.74
        2.42                        3.8
        2.59                        3.95
        2.72                        4.13
        2.9                         4.45
        3.16                        4.76
        3.58                        5.12
        4.02                        5.45
        4.38                        5.87
        4.55                        6.29
        4.72                        6.65
        4.91                        7.11
        5.1                         7.4
        5.16                        7.73
        5.39                        8.11
        5.62                        8.37
        5.89                        8.67
        6.25                        9.11
        6.44                        9.35
        6.63                        9.4
        6.81                        9.52
        6.99                        9.74
1995    7.17                        9.76


     Historically, common stock dividend yields for public utility companies have exceeded comparable figures for the broader market while offering investors comparatively less share price volatility. Chart 2 compares common stock dividend yields for the S&P Utilities Index with those of the broader Standard & Poor's 500 Composite Stock Price Index ("S&P 500") from 1946 to
1995.

[mountain graph]
CHART 2 - Stock Dividend Yields
S&P Utilities Index vs. S&P 500

        S&P 500 Yield               S&P Utilities Index Yield
1946    4.64                        4.65
        5.49                        6.02
        6.12                        6.23
        6.8                         5.42
        7.2                         5.98
        5.93                        5.52
        5.31                        4.89
        5.84                        5.1
        4.28                        4.53
        3.61                        4.48
        3.73                        4.85
        4.48                        5.07
        3.17                        3.86
        3.06                        3.96
        3.36                        3.59
        2.82                        3.02
        3.38                        3.36
        3.04                        3.25
        2.95                        3.11
        2.94                        3.3
        3.57                        3.88
        3.03                        4.33
        2.96                        4.29
        3.43                        5.49
        3.41                        5.14
        3.01                        5.43
        2.67                        5.42
        3.46                        7.25
        5.25                        10.32
        4.08                        8.08
        3.77                        6.93
        4.9                         7.4
        5.28                        8.93
        5.23                        9.28
        4.54                        9.46
        5.41                        10.08
        4.88                        9.46
        4.3                         9.14
        4.5                         8.53
        3.74                        7.22
        3.42                        6.26
        3.57                        7.23
        3.5                         6.76
        3.13                        5.05
        3.66                        5.77
        2.93                        5.48
        2.84                        5.4
        2.7                         5.02
        2.87                        5.9
1995    2.24                        4.38


     Chart 3 illustrates historical risk (or volatility) in the utilities sector by comparing the historical risk and reward characteristics of the S&P Utilities Index with comparable figures for the S&P 500 and a U.S.
Treasury bond with a remaining maturity of 20 years.

[graph with diamond points]
CHART 3 - Risk vs. Reward (1946-1995)

                          Reward - Standard            Risk - Average Annual
                                   Deviation                  Total Return
   S&P 500                11.94                        16.57
   U.S. Treasury Bond     5.35                         10.54
   S&P Utilities          9.26                         15.79

     Note that while the S&P Utilities Index was less volatile than the S&P 500, it also produced lower returns than the S&P 500 during the period illustrated above. The S&P 500 is an unmanaged index representing the performance of 500 major companies, most of which are listed on the Exchange. Investors cannot invest directly in the S&P 500.

     The charts on this page show the characteristics of utilities stocks that have attracted investors in the past. Regulatory and competitive factors are changing the utilities industry considerably, and there is no assurance that these historic trends will continue. Within any one market sector, a period of above average performance may be followed by a period of below average performance.


FOREIGN SECURITIES RISK

     Because of Global Gold's policy of investing primarily in securities of companies engaged in gold mining, a substantial part of Global Gold's assets is generally invested in securities of companies domiciled or operating in one or more foreign countries. Global Natural Resources may, depending upon the composition of the Sectors, also invest in foreign securities. The Utilities Fund may invest up to 10% of its assets in securities of foreign utility companies.

     Securities of foreign issuers may be affected by the strength of foreign currencies relative to the U.S. dollar or by political or economic developments in foreign countries. Foreign companies may not be subject to accounting standards or governmental regulations comparable to those that affect U.S. companies, and there may be less public information about their operations.

     In particular, liquidity of a Fund's portfolio may be affected by a Fund's global exposure. While the Funds intend to acquire securities of foreign issuers only where there are public trading markets for such securities, such investments may tend to reduce the liquidity of the Fund's portfolio in the event of internal problems in such foreign countries or deteriorating relations between the United States and such countries. Restrictions and controls on investment in the securities markets of some countries may have an adverse effect on the availability and costs to the Fund of investments in those countries. In addition, there may be the possibility of expropriations, foreign withholding taxes, confiscatory taxation, political, economic or



12   Information Regarding the Funds                American Century Investments


 social instability or diplomatic developments which could affect assets of the Fund invested in issuers in foreign countries. In particular, investments by Global Gold in Gold Companies located in South Africa, which comprise a significant component of the global gold industry, may present greater risks to Global Gold than investments in other countries because of its relatively unstable internal political conditions.

     In addition, issuers of unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, there may be less information available to the investing public than with sponsored ADRs. The Manager will attempt to independently accumulate and evaluate information with respect to the issuers of the underlying securities of sponsored and unsponsored ADRs to attempt to limit each Fund's exposure to the market risk associated with such investments.


RISK OF USING THE FUNDS AS A HEDGE

     Many investors may perceive that Global Gold and Global Natural Resources offer a hedge against certain economic or market events. Global Gold may be perceived as a hedge against general price inflation, currency devaluations and general stock market declines. Global Natural Resources may be perceived as a hedge against commodity-price driven inflation. While there may be some empirical support to these perceptions, there is no assurance that these historical inverse relationships will persist.


OTHER INVESTMENT PRACTICES, THEIR CHARACTERISTICS
AND RISKS

     For additional information regarding the investment practices of any of the Funds, see the Statements of Additional Information.


     PORTFOLIO TURNOVER

     The portfolio turnover rates of the Funds are shown in the Financial Highlights tables on pages 5-7 of this Prospectus.

     Investment decisions to purchase and sell securities are based on the anticipated contribution of the security in question to the particular Fund's objectives. The manager believes that the rate of portfolio turnover is irrelevant when it determines a change is in order to achieve those objectives and, accordingly, the annual portfolio turnover rate cannot be anticipated.

     The portfolio turnover of each Fund may be higher than other mutual funds with similar investment objectives. Higher turnover involves correspondingly higher transaction costs that are borne directly by the Funds. Portfolio turnover may also affect the character of capital gains, if any, realized and distributed by a Fund since short-term capital gains are taxable as ordinary income.


CONVERTIBLE SECURITIES

     In addition to common stock, the Funds may buy securities convertible into common stock, such as convertible bonds, convertible preferred stocks, and warrants. The Manager may purchase these securities if it believes that a company's convertible securities are undervalued in the market.

     Convertible securities provide a fixed-income stream and the opportunity, through their conversion feature, to participate in the capital appreciation resulting from a market price advance in the convertible security's underlying common stock. A convertible security tends to increase in market value when interest rates rise. The price of a convertible security is also influenced by the market value of the security's underlying common stock and tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines.


WHEN-ISSUED AND FORWARD
COMMITMENT AGREEMENTS

     Each of the Funds may sometimes purchase new issues of securities on a when-issued or forward commitment basis without the limit when, in the opinion of the Manager, such purchases will further the investment objectives of the Fund. The price of when-issued securities is established at the time the commitment to purchase is made. Delivery and payment for these securities typically occurs 15 to 45 days after the commitment to purchase. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of such security may decline prior to delivery, which could result in a loss to the Fund.


Prospectus                                  Information Regarding the Funds   13


FORWARD CURRENCY EXCHANGE CONTRACTS

     Some of the foreign securities held by Global Gold and Global Natural Resources may be denominated in foreign currencies. Other securities, such as ADRs, may be denominated in U.S. dollars, but have a value that is dependent on the performance of a foreign security, as valued in the currency of its home country. As a result, the value of a fund portfolio may be affected by changes in the exchange rates between foreign currencies and the U.S. dollar, as well as by changes in the market values of the securities themselves. The performance of foreign currencies relative to the U.S. dollar may be a factor in the overall performance of a Fund.

     To protect against adverse movements in exchange rates between currencies, a Fund may, for hedging purposes only, enter into forward currency exchange contracts. A forward currency exchange contract obligates a fund to purchase or sell a specific currency at a future date at a specific price.

     A Fund may elect to enter into a forward currency exchange contract with respect to a specific purchase or sale of a security, or with respect to the fund's portfolio positions generally.

     By entering into a forward currency exchange contract with respect to the specific purchase or sale of a security denominated in a foreign currency, a Fund can "lock in" an exchange rate between the trade and settlement dates for that purchase or sale. This practice is sometimes referred to as "transaction hedging." Global Gold and Global Natural Resources may enter into transaction hedging contracts with respect to all or a substantial portion of its foreign securities trades.

     When the Manager believes that a particular currency may decline in value compared to the dollar, a Fund may enter into forward currency exchange contracts to sell the value of some or all of the Fund's portfolio securities either denominated in, or whose value is tied to, that currency. This practice is sometimes referred to as "portfolio hedging." A Fund may not enter into a portfolio hedging transaction where it would be obligated to deliver an amount of foreign currency in excess of the aggregate value of its portfolio securities or other assets denominated in, or whose value is tied to, that currency.

     Each Fund will make use of portfolio hedging to the extent deemed appropriate by the Manager. However, it is anticipated that a Fund will enter into portfolio hedges much less frequently than transaction hedges.

     If a Fund enters into a forward currency exchange contract, the Fund will instruct its custodian bank to segregate cash or liquid high-grade securities in a separate account in an amount sufficient to cover its obligation under the contract. Those assets will be valued at market daily, and if the value of the segregated securities declines, additional cash or securities will be added so that the value of the account is not less than the amount of the fund's commitment. At any given time, no more than 10% of a Fund's assets will be committed to a segregated account in connection with portfolio hedging transactions.

     Predicting the relative future values of currencies is very difficult, and there is no assurance that any attempt to protect a Fund against adverse currency movements through the use of forward currency exchange contracts will be successful. In addition, the use of forward currency exchange contracts tends to limit the potential gains that might result from a positive change in the relationships between the foreign currency and the U.S. dollar.


GOLD INVESTMENTS

     Global Gold may purchase gold, gold certificates, or gold futures (referred to collectively as "Gold Investments"), although it will not purchase gold in any form that is not readily marketable and that cannot be stored in accordance with custody regulations applicable to mutual funds.

     The Manager may use a Gold Investment when it judges the price of gold to be artificially low. The Manager may also use a Gold Investment as a hedge if it expects a rise in the price of gold to correlate with rising prices of Global Gold's other gold-related investments. If gold prices rise as the Manager predicted, proceeds from the sale of the Gold Investment may be used to cover the increased price of the hedged security. However, if the price of the Gold Investment declines, Global Gold may suffer a loss.

     Direct purchases of gold bullion or coins may generate higher custody and transaction costs than other types of investments and do not generate interest or dividend income for Global Gold. The sole source of


14   Information Regarding the Funds                American Century Investments


return on such investments is from gain (or losses) realized at the time of sale. Gold coins may be purchased for their intrinsic value only and not for their numismatic value.

     Internal Revenue Service ("IRS") income tests and certain state laws effectively limit the amount of Gold Investments Global Gold may make. Global Gold intends to make such investments only to the extent permitted by these limits.


SHORT-TERM INSTRUMENTS

     For liquidity purposes, each Fund may invest in high-quality money market instruments with remaining maturities of one year or less.

     Each Fund may also enter into repurchase agreements, collateralized by U.S. government securities, with banks or broker-dealers that are deemed to present minimal credit risk. Credit risk determinations are made by the Manager pursuant to guidelines established by the Board of Directors. A repurchase agreement involves the purchase of a security and a simultaneous agreement to sell the security back to the seller at a higher price. Delays or losses could result if the party to the agreement defaults or becomes bankrupt.

     Each Fund may invest up to 5% of its total assets in money market funds advised by the Manager, provided that the investment is consistent with the Fund's respective investment policies and restrictions.


INTEREST RATE SWAPS

     Global Gold may enter into interest rate swap agreements with banks or broker-dealers. These transactions may be used to help Global Gold meet IRS diversification requirements or to improve the correlation between Global Gold's total return and that of the market for gold equities.

     Swap transactions used by the Manager typically involve entering into a contract with a broker-dealer to receive the total returns of a specific security or basket of securities (minus a fee) in exchange for periodic payments based on a money market interest rate index such as the London Interbank Offered Rate (LIBOR).

     The Manager believes that the market for interest rate swaps is relatively liquid. However, as long as the SEC staff considers the market to be illiquid, Global Gold will treat them as such for purposes of its investment policies.


PORTFOLIO LENDING

     In order to realize additional income, each Fund may lend its portfolio securities to persons not affiliated with it and who are deemed to be creditworthy. Such loans must be secured continuously by cash collateral maintained on a current basis in an amount at least equal to the market value of the securities loaned, or by irrevocable letters of credit. During the existence of the loan, the Fund making the loan must continue to receive the equivalent of the interest and dividends paid by the issuer on the securities loaned and interest on the investment of the collateral. The Fund must have the right to call the loan and obtain the securities loaned at any time on five days' notice, including the right to call the loan to enable the Fund to vote the securities. Such loans may not exceed one-third of the fund's total assets taken at market. Except for Global Natural Resources, the portfolio lending policy described in this paragraph is a fundamental policy that may be changed only by a vote of a majority of Fund shareholders.


INTEREST RATE FUTURES CONTRACTS
AND OPTIONS THEREON

     The Funds may buy or sell interest rate futures contracts relating to debt securities ("debt futures," i.e., futures relating to indexes on types or groups of bonds) and write or buy put and call options relating to interest rate futures contracts.

     For options sold, a Fund will segregate cash or high-quality debt securities equal to the value of securities underlying the option unless the option is otherwise covered.

     A Fund will deposit in a segregated account with its custodian bank high-quality debt obligations maturing in one year or less, or cash, in an amount equal to the fluctuating market value of long futures contracts it has purchased, less any margin deposited on its long position. It may hold cash or acquire such debt obligations for the purpose of making these deposits.

     The Funds may use futures and options transactions to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction


Prospectus                                  Information Regarding the Funds   15


costs, or to pursue higher investment returns when a futures contract is priced more attractively than its underlying security or index.

     Since futures contracts and options thereon can replicate movements in the cash markets for the securities in which a fund invests without the large cash investments required for dealing in such markets, they may subject a fund to greater and more volatile risks than might otherwise be the case. The principal risks related to the use of such instruments are (1) the offsetting correlation between movements in the market price of the portfolio investments (held or intended) being hedged and in the price of the futures contract or option may be imperfect; (2) possible lack of a liquid secondary market for closing out futures or option positions; (3) the need of additional portfolio management skills and techniques; and (4) losses due to unanticipated market price movements. For a hedge to be completely effective, the price change of the hedging instrument should equal the price change of the securities being hedged. Such equal price changes are not always possible because the investment underlying the hedging instrument may not be the same investment that is being hedged.

     The ordinary spreads between prices in the cash and futures markets, due to the differences in the nature of those markets, are subject to distortion. Due to the possibility of distortion, a correct forecast of general interest rate trends by management may still not result in a successful transaction.
Management may be incorrect in its expectations as to the extent of various interest rate movements or the time span within which the movements take place.

     See the Fund's Statements of Additional Information for further information about these instruments and their risks.


RULE 144A SECURITIES

     The Funds may, from time to time, purchase Rule 144A securities when they present attractive investment opportunities that otherwise meet established criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered "restricted securities," they are not necessarily illiquid.

     With respect to securities eligible for resale under Rule 144A, the staff of the SEC has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Directors is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by Rule 144A, the Board of Directors of the Funds has delegated the day-to-day function of determining the liquidity of rule 144A securities to the Manager. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

     Since the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A security that is illiquid. In such an event, the Manager will consider appropriate remedies to minimize the effect on such fund's liquidity. No Fund may invest more than 15% of its total assets in illiquid securities (securities that may not be sold within seven days at approximately the price used in determining the net asset value of Fund shares).


INDEXED SECURITIES

     Global Natural Resources may invest in indexed securities whose value is linked to commodities including, but not limited to, notes indexed to the Goldman Sachs Commodity Index ("GSCI"). The GSCI is composed of energy, agricultural, livestock and metals commodities. Global Natural Resources may invest in notes indexed to the entire GSCI or to certain components of the GSCI.


OTHER TECHNIQUES

     The Manager may buy other types of securities or employ other portfolio management techniques on behalf of the Funds. When SEC guidelines require it to do so, the Funds will set aside cash or appropriate liquid assets in a segregated account to cover its obligations. See the Funds' Statements of Additional Information for a more detailed discus-


16   Information Regarding the Funds                American Century Investments


sion of these instruments and some of the risks associated with them.


PERFORMANCE ADVERTISING

     From time to time, the Funds may advertise performance data. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return or average annual total return, yield and effective yield.

     Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced the Fund's cumulative total return over the same period if the Fund's performance had remained constant throughout.

     A quotation of yield reflects a Fund's income over a stated period of time expressed as a percentage of the Fund's share price. The effective yield is calculated in a similar manner but, when annualized, the income earned by the investment is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect on the assumed reinvestment.

     Yield is calculated by adding over a 30-day (or one-month) period all interest and dividend income (net of Fund expenses) calculated on each day's market values, dividing this sum by the average number of Fund shares outstanding during the period, and expressing the result as a percentage of the Fund's share price on the last day of the 30-day (or one month) period. The percentage is then annualized. Capital gains and losses are not included in the calculation.

     Yields are calculated according to accounting methods that are standardized in accordance with SEC rules. The SEC yield should be regarded as an estimate of the Fund's rate of investment income, and it may not equal the Fund's actual income distribution rate, the income paid to a shareholder's account, or the income reported in the Fund's financial statements.

     The Funds may also include in advertisements data comparing performance with the performance of non-related investment media, published editorial comments and performance rankings compiled by independent organizations (such as Lipper Analytical Services or Donoghue's Money Fund Report) and publications that monitor the performance of mutual funds. Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, Fund performance may be compared to well-known indices of market performance. Fund performance may also be compared, on a relative basis, to the other funds in our fund family. This relative comparison, which may be based upon historical or expected fund performance, volatility or other fund characteristics, may be presented numerically, graphically or in text. Fund performance may also be combined or blended with other funds in our fund family, and that combined or blended performance may be compared to the same indices to which individual funds may be compared.

     All performance information advertised by the Funds is historical in nature and is not intended to represent or guarantee future results. The value of Fund shares when redeemed may be more or less than their original cost.



Prospectus                                  Information Regarding the Funds   17

HOW TO INVEST WITH
AMERICAN CENTURY INVESTMENTS

AMERICAN CENTURY INVESTMENTS

     The Funds offered by this Prospectus are a part of the American Century Investments family of mutual funds. Our family provides a full range of investment opportunities, from the aggressive equity growth funds in our Twentieth Century Group, to the fixed income funds in our Benham Group, to the moderate risk and specialty funds in our American Century Group. Please call 1-800-345-2021 for a brochure or prospectuses for the other funds in the American Century Investments family.


INVESTING IN AMERICAN CENTURY

     The following section explains how to invest in American Century funds, including purchases, redemptions, exchanges and special services. You will find more detail about doing business with us by referring to the Investor Services Guide that you will receive when you open an account.

     If you own or are considering purchasing Fund shares through an employer-sponsored retirement plan or through a bank, broker-dealer or other financial intermediary, the following sections, as well as the information contained in our Investor Services Guide, may not apply to you. Please read "Employer-Sponsored Retirement Plans and Institutional Accounts," page 23.


HOW TO OPEN AN ACCOUNT

     To open an account, you must complete and sign an application, furnishing your taxpayer identification number. (You must also certify whether you are subject to withholding for failing to report income to the IRS.) Investments received without a certified taxpayer identification number will be returned.

     The minimum investment is $2,500 ($1,000 for IRA accounts). These minimums will be waived if you establish an automatic investment plan to your account that is the equivalent of at least $50 per month. See "Automatic Investment Plan," page 19.

     The minimum investment requirements may be different for some types of retirement accounts. Call one of our Investor Services Representatives for information on our retirement plans, which are available for individual investors or for those investing through their employers.

     Please note: If you register your account as belonging to multiple owners (e.g., as joint tenants), you must provide us with specific authorization on your application in order for us to accept written or telephone instructions from a single owner. Otherwise, all owners will have to agree to any transactions that involve the account (whether the transaction request is in writing or over the telephone).

     You may invest in the following ways:

By Mail

     Send a completed application and check or money order payable in U.S. dollars to American Century Investments.


By Wire

     You may make your initial investment by
     wiring funds. To do so, call us or mail a completed application and provide your bank with the following information:

     o Receiving bank and routing number:
       Commerce Bank, N.A. (101000019)
     o Beneficiary (BNF): American Century Services Corporation 4500 Main St., Kansas City, Missouri 64111 o Beneficiary account number (BNF ACCT):
       2804918
     o Reference for Beneficiary (RFB):
       American Century account number into which you are investing. If more than one, leave blank and see Bank to Bank Information below.
     o Originator to Beneficiary (OBI):
       Name and address of owner of account into which you are investing.

18  How to Invest with American Century Investments American Century Investments


     o Bank to Bank Information
      (BBI or Free Form Text):
         o Taxpayer  identification or Social Security number
         o If more than one account, account numbers and amount to be invested in each account.
         o Current tax year, previous tax year or rollover designation if an IRA. Specify whether IRA, SEP-IRA or SARSEP-IRA.


By Exchange

     Call 1-800-345-2021 from 7 a.m. to 7 p.m. Central time to get information on opening an account by exchanging from another American Century account. See this page for more information on exchanges.


In Person

     If you prefer to work with a representative in person, please visit one of our Investors Centers, located at:

     4500 Main Street
     Kansas City, Missouri 64111

     1665 Charleston Road
     Mountain View, California 94043

     2000 S. Colorado Blvd.
     Denver, Colorado 80222.


SUBSEQUENT INVESTMENTS

     Subsequent investments may be made by an automatic bank, payroll or government direct deposit (see "Automatic Investment Plan," this page) or by any of the methods below. The minimum investment requirement for subsequent investments: $250 for checks submitted without the remittance portion of a previous statement or confirmation, $50 for all other types of subsequent investments.


By Mail

     When making subsequent investments, enclose your check with the remittance portion of the confirmation of a previous investment. If the investment slip is not available, indicate your name, address and account number on your check or a separate piece of paper. (Please be aware that the investment minimum for subsequent investments is higher without an investment slip.)


By Telephone

     Once your account is open, you may make investments by telephone if you have authorized us (by choosing "Full Services" on your application) to draw on your bank account. You may call an Investor Services Representative or use our Automated Information Line.


By Online Access

     Once your account is open, you may make investments online if you have authorized us (by choosing "Full Services" on your application) to draw on your bank account.


By Wire

     You may make subsequent investments by wire. Follow the wire transfer instructions on page 18 and indicate your account number.


In Person

     You may make subsequent investments in person at one of our Investors Centers. The locations of our three Investors Centers are listed on this page.


AUTOMATIC INVESTMENT PLAN

     You may elect on your application to make investments automatically by authorizing us to draw on your bank account regularly. Such investments must be at least the equivalent of $50 per month. You also may choose an automatic payroll or government direct deposit. If you are establishing a new account, check the appropriate box under "Automatic Investments" on your application to receive more information. If you would like to add a direct deposit to an existing account, please call one of our Investor Services Representatives.


HOW TO EXCHANGE FROM ONE ACCOUNT TO ANOTHER

     As long as you meet any minimum investment requirements, you may exchange your Fund shares to our other funds up to six times per year per account. An exchange request will be processed the same day it is received, if it is received before the Funds' net asset values are calculated, which is one hour prior to the close of the New York Stock Exchange for the American Century Target Maturities Trust, and at the close of the Exchange for all of our other funds. See "When Share Price is Determined," page 24.


Prospectus                  How to Invest with American Century Investments   19



     For any single exchange, the shares of each fund being acquired must have a value of at least $100. However, we will allow investors to set up an Automatic Exchange Plan between any two funds in the amount of at least $50 per month. See our Investor Services Guide for further information about exchanges.


By Mail

     You may direct us in writing to exchange your shares from one American Century account to another. For additional information, please see our Investor Services Guide.


By Telephone

     You can make exchanges over the telephone (either with an Investor Services Representative or using our Automated Information Line-see page 21) if you have authorized us to accept telephone instructions. You can authorize this by selecting "Full Services" on your application or by calling us at 1-800-345-2021 to get the appropriate form.


By Online Access

     You can make exchanges online if you have authorized us to accept instructions over the Internet. You can authorize this by selecting "Full Services" on your application or by calling us at 1-800-345-2021 to get the appropriate form.


HOW TO REDEEM SHARES

     We will redeem or "buy back" your shares at any time. Redemptions will be made at the next net asset value determined after a complete redemption request is received.

     Please note that a request to redeem shares in an IRA or 403(b) plan must be accompanied by an executed IRS Form W4-P and a reason for withdrawal as specified by the IRS.


By Mail

     Your written instructions to redeem shares may be made either by a redemption form, which we will send to you upon request, or by a letter to us. Certain redemptions may require a signature guarantee. Please see "Signature Guarantee," page 21.


By Telephone

     If you have authorized us to accept telephone instructions, you may redeem your shares by calling an Investor Services Representative.


By Check-A-Month

     If you have at least a $10,000 balance in your account, you may redeem shares by Check-A-Month. A Check-A-Month plan automatically redeems enough shares each month to provide you with a check in an amount you choose (minimum $50). To set up a Check-A-Month plan, please call to request our Check-A-Month brochure.


Other Automatic Redemptions

     If you have at least a $10,000 balance in your account, you may elect to make redemptions automatically by authorizing us to send funds directly to you or to your account at a bank or other financial institution. To set up automatic redemptions, call one of our Investor Services Representatives.


REDEMPTION PROCEEDS

     Please note that shortly after a purchase of shares is made by check or electronic draft (also known as an ACH draft) from your bank, we may wait up to 15 days or longer to send redemption proceeds (to allow your purchase funds to clear). No interest is paid on the redemption proceeds after the redemption is processed but before your redemption proceeds are sent.

     Redemption proceeds may be sent to you in one of the following ways:


By Check

     Ordinarily, all redemption checks will be made payable to the registered owner of the shares and will be mailed only to the address of record. For more information, please refer to our Investor Services Guide.


By Wire and ACH

     You may authorize us to transmit redemption proceeds by wire or ACH. These services will be effective 15 days after we receive the authorization.

     Your  bank  will   usually   receive   wired  funds   within  48  hours  of
transmission. Funds transferred by ACH


20 How to Invest with American Century Investments  American Century Investments


may be received up to seven days after transmission. Wired funds are subject to a $10 fee to cover bank wire charges, which is deducted from redemption proceeds. Once the funds are transmitted, the time of receipt and the funds' availability are not under our control.


REDEMPTION OF SHARES
IN LOW-BALANCE ACCOUNTS

     Whenever the shares held in an account have a value of less than the required minimum, a letter will be sent advising you to either bring the value of the shares held in the account up to the minimum or to establish an automatic investment that is the equivalent of at least $50 per month. If action is not taken within 90 days of the letter's date, the shares held in the account will be redeemed and proceeds from the redemption will be sent by check to your address of record. We reserve the right to increase the investment minimums.
     .

SIGNATURE GUARANTEE

     To protect your accounts from fraud, some transactions will require a signature guarantee. Which transactions will require a signature guarantee will depend on which service options you elect when you open your account. For example, if you choose "In Writing Only," a signature guarantee will be required when:
     o redeeming more than $25,000; or
     o establishing or increasing a Check-A-Month or automatic transfer on an existing account.

     You may obtain a signature guarantee from a bank or trust company, credit union, broker- dealer, securities exchange or association, clearing agency or savings association, as defined by federal law.

     For a more in-depth explanation of our signature guarantee policy, or if you live outside the United States and would like to know how to obtain a signature guarantee, please consult our Investor Services Guide.

     We reserve the right to require a signature guarantee on any transaction, or to change this policy at any time.


SPECIAL SHAREHOLDER SERVICES

     We offer several service options to make your account easier to manage. These are listed on the account application. Please make note of these options and elect the ones that are appropriate for you. Be aware that the "Full Services" option offers you the most flexibility. You will find more information about each of these service options in our Investor Services Guide.

     Our special shareholder services include:


Automated Information Line

     We offer an Automated Information Line, 24 hours a day, seven days a week, at 1-800-345-8765. By calling the Automated Information Line, you may listen to fund prices, yields and total return figures. You may also use the Automated Information Line to make investments into your accounts (if we have your bank information on file) and obtain your share balance, value and most recent transactions. If you have authorized us to accept telephone instructions, you also may exchange shares from one fund to another via the Automated Information Line. Redemption instructions cannot be given via the Automated Information Line.


Online Account Access

     You may contact us 24 hours a day, seven days a week at www.americancentury.com to access your Funds' daily share prices, receive updates on major market indexes and view historical performance of your Funds. If you select "Full Services" on your application, you can use your personal access code and Social Security number to view your account balances and account activity, make subsequent investments from your bank account or exchange shares from one fund to another.


Open Order Service

     Through our open order service, you may designate a price at which to buy shares of a variable-priced fund by exchange from one of our money market funds, or a price at which to sell shares of a variable-priced fund by exchange to one of our money market funds. The designated purchase price must be equal to or lower, or the designated sale price equal to or higher, than the variable-priced fund's net asset value at the time the order is placed. If the designated price is met within 90 calendar days, we will execute your exchange order automatically at that price (or better). Open orders not executed within 90 days will be canceled.


Prospectus                  How to Invest with American Century Investments   21


     If the fund you have selected deducts a distribution from its share price, your order price will be adjusted accordingly so the distribution does not inadvertently trigger an open order transaction on your behalf. If you close or re-register the account from which the shares are to be redeemed, your open order will be canceled.

     Because of their time-sensitive nature, open order transactions are accepted only by telephone or in person. These transactions are subject to exchange limitations described in each fund's prospectus, except that orders and cancellations received before 2 p.m. Central time are effective the same day, and orders or cancellations received after 2 p.m. Central time are effective the next business day.


Tax-Qualified Retirement Plans

     Each Fund is available for your tax-deferred retirement plan. Call or write us and request the appropriate forms for:

o    Individual Retirement Accounts ("IRAs");
o 403(b) plans for employees of public school systems and non-profit organizations; or
o    Profit  sharing  plans  and  pension  plans  for   corporations  and  other
     employers.

     If your IRA and 403(b) accounts do not total $10,000, each account is subject to an annual $10 fee, up to a total of $30 per year.

     You can also transfer your tax-deferred plan to us from another company or custodian. Call or write us for a Request to Transfer form.


IMPORTANT POLICIES REGARDING YOUR INVESTMENTS

     Every account is subject to policies that could affect your investment. Please refer to the Investor Services Guide for further information about the policies discussed below, as well as further detail about the services we offer.

(1) We reserve the right for any reason to suspend the offering of shares for a period of time, or to reject any specific purchase order (including purchases by exchange). Additionally, purchases may be refused if, in the opinion of the Manager, they are of a size that would disrupt the management of the Fund.

(2) We reserve the right to make changes to any stated investment requirements, including those that relate to purchases, transfers and redemptions. In addition, we may also alter, add to or terminate any investor services and privileges. Any changes may affect all shareholders or only certain series or classes of shareholders.

(3) Shares being acquired must be qualified for sale in your state of residence.

(4) Transactions requesting a specific price and date, other than open orders, will be refused. Once you have mailed or otherwise tranmitted your transaction instructions to us, they may not be modified or canceled.

(5) If a transaction request is made by a corporation, partnership, trust, fiduciary, agent or unincorporated association, we will require evidence satisfactory to us of the authority of the individual making the request.

(6) We have established procedures designed to assure the authenticity of instructions received by telephone. These procedures include requesting personal identification from callers, recording telephone calls, and providing written confirmations of telephone transactions. These procedures are designed to protect shareholders from unauthorized or fraudulent instructions. If we do not employ reasonable procedures to confirm the genuineness of instructions, then we may be liable for losses due to unauthorized or fraudulent instructions. The company, its transfer agent and investment advisor will not be responsible for any loss due to instructions they reasonably believe are genuine.

(7) All signatures should be exactly as the name appears in the registration. If the owner's name appears in the registration as Mary Elizabeth Jones, she should sign that way and not as Mary E. Jones.

(8) Unusual stock market conditions have in the past resulted in an increase in the number of shareholder telephone calls. If you experience difficulty in reaching us during such periods, you may send your transaction instructions by mail, express mail or courier service, or you may visit one of our Investors Centers. You may also use our Automated Information Line if you have requested and received an access code and


22 How to Invest with American Century Investments  American Century Investments



     are not attempting to redeem shares.

(9) If you fail to provide us with the correct certified taxpayer identification number, we may reduce any redemption proceeds by $50 to cover the penalty the IRS will impose on us for failure to report your correct taxpayer identification number on information reports.

(10) We will perform special inquiries on shareholder accounts. A research fee of $15 per hour may be applied.


REPORTS TO SHAREHOLDERS

     At the end of each calendar quarter, we will send you a consolidated statement that summarizes all of your American Century holdings, as well as an individual statement for each fund you own that reflects all year-to-date activity in your account. You may request a statement of your account activity at any time.

     With the exception of most automatic transactions, each time you invest, redeem, transfer or exchange shares, we will send you a confirmation of the transactions. See the Investor Services Guide for more detail.

     Carefully review all the information relating to transactions on your statements and confirmations to ensure that your instructions were acted on properly. Please notify us immediately in writing if there is an error. If you fail to provide notification of an error with reasonable promptness, i.e., within 30 days of non-automatic transactions or within 30 days of the date of your consolidated quarterly statement, in the case of automatic transactions, we will deem you to have ratified the transaction.

     No later than January 31st of each year, we will send you reports that you may use in completing your U.S. income tax return. See the Investor Services Guide for more information.

     Each year, we will send you an annual and a semiannual report relating to your fund, each of which is incorporated herein by reference. The annual report includes audited financial statements and a list of portfolio securities as of the fiscal year end. The semiannual report includes unaudited financial statements for the first six months of the fiscal year, as well as a list of portfolio securities at the end of the period. You also will receive an updated prospectus at least once each year. Please read these materials carefully, as they will help you understand your fund.


EMPLOYER-SPONSORED RETIREMENT
PLANS AND INSTITUTIONAL ACCOUNTS

     Information   contained  in  our  Investor   Services   Guide  pertains  to
shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

     If you own or are considering purchasing Fund shares through an employer-sponsored retirement plan, your ability to purchase shares of the Funds, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan.

     If you own or are considering purchasing Fund shares through a bank, broker-dealer, insurance company or other financial intermediary, your ability to purchase, exchange and redeem shares will depend on your agreement with, and the policies of, such financial intermediary.

     You may reach one of our Institutional Service Representatives by calling 1-800-345-3533 to request information about our funds and services, to obtain a current prospectus or to get answers to any questions about our funds that you are unable to obtain through your plan administrator or financial intermediary.



Prospectus                  How to Invest with American Century Investments   23




ADDITIONAL INFORMATION YOU SHOULD KNOW

SHARE PRICE

WHEN SHARE PRICE IS DETERMINED

     The price of your shares is also referred to as their net asset value. Net asset value is determined by calculating the total value of a fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. For all American Century funds except the American Century Target Maturities Trust, net asset value is determined at the close of regular trading on each day that the New York Stock Exchange is open, usually 3 p.m. Central time. Net asset value for the Target Maturities is determined one hour prior to the close of the Exchange.

     Investments and requests to redeem or exchange shares will receive the share price next determined after receipt by us of the investment, redemption or exchange request. For example, investments and requests to redeem or exchange shares of a fund received by us or one of our agents before the net asset value of the fund is determined, are effective on, and will receive the price determined, that day. Investment, redemption and exchange requests received thereafter are effective on, and receive the price determined on, the next day the Exchange is open.

     Investments are considered received only when payment is received by us. Wired funds are considered received on the day they are deposited in our bank account if they are deposited before the net asset value is determined.

     Investments by telephone pursuant to your prior authorization to us to draw on your bank account are considered received at the time of your telephone call.

     Investment and transaction instructions received by us on any business day by mail before the net asset value is determined will receive that day's price. Investments and instructions received after that time will receive the price determined on the next business day.

     If you invest in Fund shares through an employer-sponsored retirement plan or other financial intermediary, it is the responsibility of your plan recordkeeper or financial intermediary to transmit your purchase, exchange and redemption requests to the Fund's transfer agent prior to the applicable cut-off time for receiving orders and to make payment for any purchase transactions in accordance with the Fund's procedures or any contractual arrangement with the Fund or the Fund's distributor in order for you to receive that day's price.


HOW SHARE PRICE IS DETERMINED

     The valuation of assets for determining net asset value may be summarized as follows:

     The portfolio securities of each Fund, except as otherwise noted, listed or traded on a domestic securities exchange are valued at the last sale price on that exchange. Portfolio securities primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

     Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.


WHERE TO FIND INFORMATION ABOUT SHARE PRICE

     The net asset values of the Funds are published in leading newspapers daily. The net asset values, as well as yield information on the Funds and other funds in the American Century family of funds, may be obtained by calling us or by accessing our Web site at www.americancentury.com.


24   Additional Information You Should Know         American Century Investments


DISTRIBUTIONS

     At the close of each day including Saturdays, Sundays and holidays, net income of the Utilities Fund is determined and declared as a distribution. The distribution will be paid monthly on the last Friday of each month, except for year-end distributions which will be made on the last business day of the year. The Global Gold Fund and the Global Natural Resources Fund pay dividends, if any, on a semi-annual basis in June and December.

     You will begin to participate in the distributions the day after your purchase is effective. See "When Share Price is Determined," page 24. If you redeem shares, you will receive the distribution declared for the day of the redemption. If all shares are redeemed, the distribution on the redeemed shares will be included with your redemption proceeds.

     Distributions from net realized securities gains, if any, generally are declared and paid once a year, but the Funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the 1940 Act.

     Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, distributions will be reinvested unless you elect to receive them in cash. Distributions of less than $10 generally will be reinvested. Distributions made shortly after a purchase by check or ACH may be held up to 15 days. You may elect to have distributions on shares held in Individual Retirement Accounts and 403(b) plans paid in cash only if you are at least 59 1/2 years old or permanently and totally disabled. Distribution checks normally are mailed within seven days after the record date. Please consult our Investor Services Guide for further information regarding your distribution options.

     A distribution of shares of a Fund does not increase the value of your shares or your total return. At any given time the value of your shares includes the undistributed net gains, if any, realized by the fund on the sale of portfolio securities, and undistributed dividends and interest received, less fund expenses.

     Because such gains and dividends are included in the value of your shares, when they are distributed the value of your shares is reduced by the amount of the distribution. If you buy your shares through a taxable account just before the distribution, you will pay the full price for your shares, and then receive a portion of the purchase price back as a taxable distribution.
See "Taxes," this page.


TAXES

     Each Fund has elected to be taxed under Subchapter M of the Internal Revenue Code, which means that to the extent its income is distributed to shareholders, it pays no income taxes.


TAX-DEFERRED ACCOUNTS

     If Fund shares are purchased through tax-deferred accounts, such as a qualified employer-sponsored retirement or savings plan, income and capital gains distributions paid by the Funds will generally not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis.

     Employer-sponsored retirement and savings plans are governed by complex tax rules. If you elect to participate in your employer's plan, consult your plan administrator, your plan's summary plan description, or a professional tax advisor regarding the tax consequences of participation in the plan, contributions to, and withdrawals or distributions from the plan.


TAXABLE ACCOUNTS

     If Fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income, except as described below. The dividends from net income of the Funds do not qualify for the 70% dividends-received deduction for corporations since they are derived from interest income. Distributions from net long-term capital gains are taxable as long-term capital gains regardless of the length of time you have held the shares on which such distributions are paid. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to such shares.

     Distributions are taxable to you regardless of whether they are taken in cash or reinvested, even if the value of your shares is below your cost. If you pur-


Prospectus                           Additional Information You Should Know   25



chase shares shortly before a capital gain distribution, you must pay income taxes on the distribution, even though the value of your investment (plus cash received, if any) will not have increased. In addition, the share price at the time you purchase shares may include unrealized gains in the securities held in the investment portfolio of the Fund. If these portfolio securities are subsequently sold and the gains are realized, they will, to the extent not offset by capital losses, be paid to you as a distribution of capital gains and will be taxable to you as short-term or long-term capital gains.

     In January of the year following the distribution, if you own shares in a taxable account, you will receive a Form 1099-DIV notifying you of the status of your distributions for federal income tax purposes.

     Distributions may also be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on U.S. government obligations which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to Fund shareholders when a Fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of distributions in your own state.

     If you have not complied with certain provisions of the Internal Revenue Code and its Regulations, we are required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends, capital gains distributions and redemptions). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application. Payments reported by us that omit your Social Security number or tax identification number will subject us to a penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed, and is not refundable.

     Redemption of shares of a Fund (including redemptions made in an exchange transaction) will be a taxable transaction for federal income tax purposes and shareholders will generally recognize a gain or loss in an amount equal to the difference between the basis of the shares and the amount received. Assuming that shareholders hold such shares as a capital asset, the gain or loss will be a capital gain or loss and will generally be long term if shareholders have held such shares for a period of more than one year. If a loss is realized on the redemption of Fund shares, the reinvestment in additional Fund shares within 30 days before or after the redemption may be subject to the "wash sale" rules of the Internal Revenue Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.


MANAGEMENT

INVESTMENT MANAGEMENT

     The Funds are series of the American Century Quantitative Equity Funds (the "Company"). Under the laws of the State of California, the Board of Directors is responsible for managing the business and affairs of the Company. Acting pursuant to an investment advisory agreement entered into with the Company, Benham Management Corporation (the "Manager") serves as the investment advisor of the Funds. Its principal place of business is 1665 Charleston Road, Mountain View, California 94043. The Manager has been providing investment advisory services to investment companies and other clients since 1971.

     In June 1995, American Century Companies, Inc. ("ACC") acquired Benham Management International, Inc., the then-parent company of the Manager. In the acquisition, the Manager became a wholly owned subsidiary of ACC.

     The Manager supervises and manages the investment portfolio of each Fund and directs the purchase and sale of their investment securities. It utilizes teams of portfolio managers, assistant portfolio managers and analysts acting together to manage the assets of the Funds. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the Funds' portfolios and the Funds' asset mix as they deem appropriate in pursuit of the Funds' investment objectives. Individual portfolio manager members of the team may also adjust portfolio holdings of the Funds or of sectors of the Funds as necessary between team meetings.

     The portfolio manager members of the teams man-


26   Additional Information You Should Know         American Century Investments


aging the Funds described in this Prospectus and their work experience for the last five years are as follows:

     Steven Colton, Portfolio Manager, has been primarily responsibile for the day-to-day operations of the Utilities Fund since its inception in March 1993. Mr. Colton joined the Manager in 1987 and has also managed the American Century Income & Growth Fund since December of 1990.

     William Martin, Portfolio Manager, is the manager of the portfolio management team which manages the Global Gold and Global Natural Resources Funds and has had primary responsibility for the day-to-day operations of these Funds since their inception.

     The activities of the Manager are subject only to directions of the Company's Board of Directors. For the services provided to the Funds, the Manager receives an annual fee which cannot exceed 0.50% of average daily net assets. the Manager's fee drops to a marginal rate of 0.19% of average daily net assets as Company assets increase.


CODE OF ETHICS

     The Company and the Manager have adopted a Code of Ethics, that restricts personal investing practices by employees of the Manager and its affiliates. Among other provisions, the Code of Ethics requires that employees with access to information about the purchase or sale of securities in the Funds' portfolios obtain preclearance before executing personal trades. With respect to Portfolio Managers and other investment personnel, the Code of Ethics prohibits acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of the fund shareholders come before the interests of the people who manage those funds.


TRANSFER AND ADMINISTRATIVE SERVICES

     American Century Services Corporation, 4500 Main Street, Kansas City, Missouri, 64111, acts as transfer agent and dividend-paying agent for the Funds. It provides facilities, equipment and personnel to the Funds, and is paid for such services by the Funds. For administrative services, each Fund pays the transfer agent a monthly fee equal to its pro rata share of the dollar amount derived from applying the average daily net assets of all of the Funds managed by the Manager. The administrative fee rate ranges from 0.11% to 0.08% of average daily net assets, dropping as assets managed by the Manager increase. For transfer agent services, each Fund pays the transfer agent a monthly fee for each shareholder account maintained and for each shareholder transaction executed during that month.

     The Funds charge no sales commissions, or "loads," of any kind. However, investors who do not choose to purchase or sell Fund shares directly from the transfer agent may purchase or sell Fund shares through registered broker-dealers and other qualified service providers, who may charge investors fees for their services. These broker-dealers and service providers generally provide shareholder, administrative and/or accounting services which would otherwise be provided by the transfer agent. To accommodate these investors, the Manager and its affiliates have entered into agreements with some broker-dealers and service providers to provide these services. Fees for such services are borne normally by the Funds at the rates normally paid to the transfer agent, which would otherwise provide the services. Any distribution expenses associated with these arrangements are borne by the Manager.

     From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the Manager or its affiliates.

     The Manager and transfer agent are both wholly owned by ACC. James E. Stowers Jr., Chairman of the Board of Directors of ACC, controls ACC by virtue of his ownership of a majority of its common stock.


Prospectus                           Additional Information You Should Know   27





DISTRIBUTION OF FUND SHARES

     The Funds' shares are distributed by American Century Investment Services, Inc. (the "Distributor"), a registered broker-dealer and an affiliate of the Manager. The Manager pays all expenses for promoting and distributing the Fund shares offered by this Prospectus. The Funds do not pay any commissions or other fees to the Distributor or to any other broker-dealers or financial intermediaries in connection with the distribution of Fund shares.


EXPENSES

     Each Fund pays certain operating expenses directly, including, but not limited to: custodian, audit, and legal fees; fees of the independent directors; costs of printing and mailing prospectuses, statements of additional information, proxy statements, notices, and reports to shareholders; insurance expenses; and costs of registering Fund shares for sale under federal and state securities laws. See the Statements of Additional Information for a more detailed discussion of independent director compensation.


FURTHER INFORMATION ABOUT AMERICAN CENTURY

     American Century Quantitative Equity Funds was organized as a California corporation on December 31, 1987. The Company is a diversified, open-end management investment company. Its business and affairs are managed by its officers under the direction of its Board of Directors.

     The principal office of the Company is American Century Tower, 4500 Main Street, P. O. Box 419200, Kansas City, Missouri 64141-6200. All inquiries may be made by mail to that address, or by telephone to 1-800-345-2021 (international calls: 816-531-5575).

     American Century Quantitative Equity Funds issues shares of no par value shares. Each series is commonly referred to as a fund. The assets belonging to each series of shares are held separately by the custodian and in effect each series is a separate fund.

     Each share, irrespective of series, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except for those matters which must be voted on separately by the series of shares affected. Matters affecting only one fund are voted upon only by that fund.

     Shares have cumulative voting rights only as prescribed by California law. This means that the shareholders have the right to cumulate votes in the election (or removal) of directors.

     Unless required by the 1940 Act, it will not be necessary for the Company to hold annual meetings of shareholders. As a result, shareholders may not vote each year on the election of directors or the appointment of auditors. However, pursuant to the Company's by-laws, the holders of shares representing at least 10% of the votes entitled to be cast may request that the Company hold a special meeting of shareholders. We will assist in the communication with other shareholders.

     We reserve the right to change any of our policies, practices and procedures described in this Prospectus, including the Statement of Additional Information, without shareholder approval except in those instances where shareholder approval is expressly required.

     This Prospectus constitutes an offer to sell securities of a Fund only in those states where the Fund's shares have been registered or otherwise qualified for sale. A Fund will not accept applications from persons residing in states where the Fund's shares are not registered.


28   Additional Information You Should Know         American Century Investments


                                     NOTES

Prospectus                                                            Notes   29




     P.O. Box 419200
     Kansas City, Missouri
     64141-6200

     Person-to-person assistance:
     1-800-345-2021 or 816-531-5575

     Automated Information Line:
     1-800-345-8765

     Telecommunications Device for the Deaf:
     1-800-634-4113 or 816-753-1865

     Fax: 816-340-7962

     Internet: www.americancentury.com


     [recycled logo]
        Recycled

                             [American Century Logo]
                              American Century (sm)


     9701
     SH-BKT-6163


                                  [back cover]



                                   PROSPECTUS

                            [American Century logo]
                             American Century (sm)

                               SEPTEMBER 3, 1996
                            Revised January 1, 1997

                                    AMERICAN
                                    CENTURY
                                     GROUP

                                Income & Growth
                                 Equity Growth


                                 [front cover]

AMERICAN CENTURY INVESTMENTS
FAMILY OF FUNDS

American Century Investments offers you nearly 70 fund choices covering stocks, bonds, money markets, specialty investments and blended portfolios. To help you find the funds that may meet your needs, American Century funds have been divided into three groups based on investment style and objectives. These groups, which appear below, are designed to help simplify your fund decisions.


                          AMERICAN CENTURY INVESTMENTS

BENHAM GROUP(R)          AMERICAN CENTURY GROUP       TWENTIETH CENTURY(R) GROUP

MONEY MARKET FUNDS       ASSET ALLOCATION &           GROWTH FUNDS
GOVERNMENT BOND FUNDS    BALANCED FUNDS               INTERNATIONAL FUNDS
DIVERSIFIED BOND FUNDS   CONSERVATIVE EQUITY FUNDS
MUNICIPAL BOND FUNDS     SPECIALTY FUNDS


                         Income & Growth
                         Equity Growth

                                   PROSPECTUS
                               SEPTEMBER 3, 1996
                            REVISED JANUARY 1, 1997


                                Income & Growth
                                 Equity Growth


                   AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS


American Century Quantitative Equity Funds is a part of American Century Investments, a family of funds that includes nearly 70 no-load mutual funds covering a variety of investment opportunities. Two of the funds that seek capital appreciation are described in this Prospectus. Their investment objectives are listed on page 2 of this Prospectus. The other funds are described in separate prospectuses.

American Century offers investors a full line of no-load funds, investments that have no sales charges or commissions.

This Prospectus gives you information about the Funds that you should know before investing. Please read this Prospectus carefully and retain it for future reference. Additional information is included in the Statement of Additional Information dated September 3, 1996 and filed with the Securities and Exchange Commission ("SEC"). It is incorporated into this Prospectus by reference. To obtain a copy without charge, call or write:

                          AMERICAN CENTURY INVESTMENTS
                       4500 Main Street o P.O. Box 419200
                Kansas City, Missouri 64141-6200 o 1-800-345-2021
                        International calls: 816-531-5575
                     Telecommunications Device for the Deaf:
                   1-800-634-4113 o In Missouri: 816-753-1865
                        Internet: www.americancentury.com

Additional   information,   including  this  Prospectus  and  the  Statement  of
Additional Information, may be obtained by accessing the Web site maintained by the SEC (www.sec.gov).


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Prospectus                                                                     1


INVESTMENT OBJECTIVES OF THE FUNDS

AMERICAN CENTURY INCOME & GROWTH FUND

Income & Growth seeks dividend growth, current income and capital appreciation by investing in common stocks.


AMERICAN CENTURY EQUITY GROWTH FUND

Equity Growth seeks capital appreciation by investing in common stocks.


There is no assurance that the Funds will achieve their respective investment objectives.


NO PERSON IS AUTHORIZED BY THE FUNDS TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY OR ON BEHALF OF THE FUNDS, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.


2 Investment Objectives                             American Century Investments



TABLE OF CONTENTS


Transaction and Operating Expense Table ..................... 4
Financial Highlights ........................................ 5


INFORMATION REGARDING THE FUNDS

Investment Policies of the Funds ............................ 7
     Income & Growth ........................................ 7
     Equity Growth .......................................... 7
Risk Factors and Investment Techniques ...................... 7
     Portfolio Optimization ................................. 7
     Investments in Stocks .................................. 8
Other Investment Practices, Their Characteristics
     and Risks .............................................. 9
     Portfolio Turnover ..................................... 9
     Convertible Securities ................................. 9
     Interest Rate Futures Contracts
         and Options Thereon ................................ 9
     Short-Term Instruments .................................10
     Foreign Securities .....................................10
     Portfolio Lending ......................................10
     Other Techniques .......................................10
Performance Advertising .....................................10

HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS

American Century Investments ................................12
Investing in American Century ...............................12
How to Open an Account ......................................12
         By Mail ............................................12
         By Wire ............................................12
         By Exchange ........................................13
         In Person ..........................................13
     Subsequent Investments .................................13
         By Mail ............................................13
         By Telephone .......................................13
         By Online Access ...................................13
         By Wire ............................................13
         In Person ..........................................13
     Automatic Investment Plan ..............................13
How to Exchange from One Account to Another .................13
         By Mail ............................................14
         By Telephone .......................................14
         By Online Access ...................................14
How to Redeem Shares ........................................14
         By Mail ............................................14
         By Telephone .......................................14
         By Check-A-Month ...................................14
         Other Automatic Redemptions ........................14
     Redemption Proceeds ....................................14
         By Check ...........................................14
         By Wire and ACH ....................................14
     Redemption of Shares
         in Low-Balance Accounts ............................14
Signature Guarantee .........................................15
Special Shareholder Services ................................15
         Automated Information Line .........................15
         Online Account Access ..............................15
         Open Order Service .................................15
         Tax-Qualified Retirement Plans .....................16
Important Policies Regarding Your Investments ...............16
Reports to Shareholders .....................................17
Employer-Sponsored Retirement Plans and
     Institutional Accounts .................................17

ADDITIONAL INFORMATION YOU SHOULD KNOW

Share Price .................................................18
     When Share Price Is Determined .........................18
     How Share Price Is Determined ..........................18
     Where to Find Information About Share Price ............18
Distributions ...............................................19
Taxes .......................................................19
     Tax-Deferred Accounts ..................................19
     Taxable Accounts .......................................19
Management ..................................................20
     Investment Management ..................................20
     Code of Ethics .........................................21
     Transfer and Administrative Services ...................21
Distribution of Fund Shares .................................22
Expenses ....................................................22
Further Information About American Century ..................22


Prospectus                                                  Table of Contents 3


TRANSACTION AND OPERATING EXPENSE TABLE


                                                              Income &    Equity
                                                               Growth     Growth
SHAREHOLDER TRANSACTION EXPENSES:

Maximum Sales Load Imposed on Purchases ........................ none       none
Maximum Sales Load Imposed on Reinvested Dividends ............. none       none
Deferred Sales Load ............................................ none       none
Redemption Fee(1) .............................................. none       none
Exchange Fee ................................................... none       none


ANNUAL FUND OPERATING EXPENSES:(2)

(as a percentage of net assets)
Management Fees ................................................ .30%       .30%
12b-1 Fees ..................................................... none       none
Other Expenses ................................................. .34%       .36%
Total Fund Operating Expenses .................................. .64%       .66%


EXAMPLE

You would pay the following expenses on a             1 year     $  7       $  7
$1,000 investment, assuming a 5% annual return and   3 years       20         21
redemption at the end of each time period:           5 years       36         37
                                                    10 years       80         82

(1)  Redemption proceeds sent by wire are subject to a $10 processing fee.

(2) Benham Management Corporation ( the "Manager") has agreed to limit each Fund's total operating expenses to specified percentages of each Fund's average daily net assets. The agreement provides that the Manager may recover amounts absorbed on behalf of the Fund during the preceding 11 months if, and to the extent that, for any given month, Fund expenses were less than the expense limit in effect at that time. The current expense limit is 0.75% for each of the Funds. These expense limitations are subject to annual renewal in June.


Each Fund pays the Manager advisory fees equal to an annualized percentage of each Fund's average daily net assets. Other expenses include administrative and transfer agent fees paid to American Century Services Corporation.

The purpose of the above table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in the shares of the Funds. The example set forth above assumes reinvestment of all dividends and distributions and uses a 5% annual rate of return as required by SEC regulations.

Neither the 5% rate of return nor the expenses shown above should be considered indications of past or future returns and expenses. Actual returns and expenses may be greater or less than those shown.


4 Transaction and Operating Expense Table           American Century Investments



FINANCIAL HIGHLIGHTS
INCOME & GROWTH


The Financial Highlights for each of the periods presented have been audited by KPMG Peat Marwick LLP, independent auditors (except as noted), whose report thereon appears in the Fund's annual report, which is incorporated by reference into the Statement of Additional Information. The semiannual and annual reports contain additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended December 31, except as noted.

                                         1996(1)    1995      1994      1993     1992       1991    1990(2)

PER-SHARE DATA
Net Asset Value,
Beginning of Period .....................$17.81    $13.92    $15.08    $14.11   $13.53     $10.12    $10.00
Income from Investment Operations
  Net Investment Income ................. .2192     .4215     .4435     .4285    .4155      .4860     .0087
  Net Realized and Unrealized Gain
  (Loss) on Investment Transactions .....1.5316    4.6399    (.5302)   1.1502    .6220     3.5602     .1200
                                        -------    ------    ------    ------    -----     ------     -----

  Total Income (Loss) from
  Investment Operations .................1.7508    5.0614    (.0867)   1.5787   1.0375     4.0462     .1287
                                        -------    ------    ------    ------   ------     ------     -----

Distributions
  From Net Investment Income ............(.2108)   (.4200)   (.4350)   (.4246)  (.4137)    (.4726)   (.0087)
  From Net Realized Capital Gains .......   --     (.7514)   (.6383)   (.1841)  (.0438)    (.1636)      --
  Total Distributions ...................(.2108)  (1.1714)  (1.0733)   (.6087)  (.4575)    (.6362)   (.0087)
                                         ------   -------   -------    ------   ------     ------    ------

Net Asset Value, End of Period ..........$19.35    $17.81    $13.92    $15.08   $14.11     $13.53    $10.12
                                         ======    ======    ======    ======   ======     ======    ======
  Total Return(3) .......................  9.86%    36.88%    (.55)%    11.31%    7.86%     39.08%     1.29%

RATIOS/SUPPLEMENTAL DATA
  Ratio of Operating Expenses
  to Average Net Assets(4) .............. .64%(5)     .67%      .73%      .75%     .75%       .50%      --
  Ratio of Net Investment Income
  to Average Net Assets(4) .............2.33%(5)     2.61%     2.96%     2.90%    3.16%      4.03%   2.09%(5)
  Portfolio Turnover Rate ..............  38.00%    69.88%    67.96%    30.75%   63.17%    140.21%      --
  Average Commission Paid per
  Investment Security Traded ...........  $.038     $.030       --        --       --        --         --
  Net Assets, End
  of Period (in thousands) ............$538,151  $373,701  $224,939   $230,191  $141,221  $59,318      $991

(1)  Six month period ended June 30, 1996 (unaudited).
(2)  Commencement  of operations for Income & Growth was December 17, 1990.
(3) Total return assumes reinvestment of dividends and capital gains distributions, if any, and are not annualized.
(4)  The  ratios  for the  periods  beginning  with the year ended
     December 31, 1995 include expenses paid through expense offset arrangements.
(5)  Annualized.


Prospectus                                           Financial Highlights 5



FINANCIAL HIGHLIGHTS
EQUITY GROWTH

The Financial Highlights for each of the periods presented have been audited by KPMG Peat Marwick LLP, independent auditors (except as noted), whose report thereon appears in the Fund's annual report which is incorporated by reference into the Statement of Additional Information. The semiannual and annual reports contain additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended December 31, except as noted.

                                                  1996(1)     1995       1994        1993      1992     1991(2)

PER-SHARE DATA
Net Asset Value,
Beginning of Period ............................. $14.25    $11.53     $12.12      $11.68    $11.57     $10.00
Income from Investment Operations
  Net Investment Income .........................  .1316     .2564      .2993       .2309     .2573      .3355
  Net Realized and Unrealized Gain
  (Loss) on Investment Transactions ............. 1.3721    3.7016     (.3315)     1.0955     .2345     1.6542

  Total Income (Loss) from
  Investment Operations ......................... 1.5037    3.9580     (.0322)     1.3264     .4918     1.9897
Distributions
  From Net Investment Income .................... (.1237)   (.2243)    (.2990)     (.2307)   (.2309)    (.2891)
  From Net Realized Capital Gains
       on Investment Transactions ...............   --     (1.0137)    (.2588)     (.6557)   (.1509)    (.1306)
  Total Distributions ........................... (.1237)  (1.2380)    (.5578)     (.8864)   (.3818)    (.4197)
Net Asset Value, End of Period .................. $15.63    $14.25     $11.53      $12.12    $11.68     $11.57
  Total Return(3) ...............................  10.65%    34.56%      (.23)%     11.42%     4.13%     17.48%

RATIOS/SUPPLEMENTAL DATA
  Ratio of Operating Expenses
  to Average Net Assets(4) ...................... .66%(5)      .71%       .75%        .75%      .75%     .35%(5)
  Ratio of Net Investment Income
  to Average Net Assets .........................1.74%(5)     1.96%      2.26%       2.04%     2.33%    3.29%(5)
  Portfolio Turnover Rate ......................57.00%      125.86%     94.09%      96.52%   114.32%   89.22%
  Average Commission Paid per
  Investment Security Traded ...................   $.037     $.032        --          --        --        --
  Net Assets, End
  of Period (in thousands) .....................$197,070  $159,450    $97,437     $96,284   $73,592   $38,951

(1)  Six month period ended June 30, 1996 (unaudited).
(2)  Commencement  of  operations  for  Equity  Growth was May 9, 1991.
(3) Total return assumes reinvestment of dividends and capital gains distributions, if any, and are not annualized.
(4) The ratios for the periods beginning with the year ended December 31, 1995 include expenses paid through expense offset arrangements.
(5)  Annualized.


6 Financial Highlights                             American Century Investments



INFORMATION REGARDING THE FUNDS

INVESTMENT POLICIES OF THE FUNDS

The Funds have adopted certain investment restrictions that are set forth in the Statement of Additional Information. Those restrictions, as well as the investment objectives of the Funds identified on page 2 of this Prospectus and any other investment policies designated as "fundamental" in this Prospectus or in the Statement of Additional Information, cannot be changed without shareholder approval. The Funds have implemented additional investment policies and practices to guide their activities in the pursuit of their respective investment objectives. These policies and practices, which are described throughout this Prospectus, are not designated as fundamental policies and may be changed without shareholder approval.

For an explanation of the securities ratings referred to in the following discussion, see "Other Information" in the Statement of Additional Information.


INCOME & GROWTH

Income & Growth's investment objective is to seek dividend growth, current income, and capital appreciation by investing in common stocks.

Income & Growth is designed for income-oriented investors seeking a total return that exceeds the total return of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500") and a dividend yield that exceeds the S&P 500's dividend yield. Of course, Income & Growth's total return and dividend yield may be higher or lower than the S&P 500's total return and dividend yield over any period of time.


EQUITY GROWTH

Equity & Growth's investment objective is to seek capital appreciation by investing in common stocks. Equity & Growth is designed for investors whose financial goals include long-term capital growth. The Manager seeks a total return for Equity & Growth that exceeds the total return of the S&P 500. Of course, Equity & Growth's total return may be higher or lower than the S&P 500's return over any period of time.


RISK FACTORS AND INVESTMENT TECHNIQUES

PORTFOLIO OPTIMIZATION

The Manager uses quantitative management strategies in pursuit of each Fund's investment objective. Quantitative management combines two investment management approaches. The first is active management, which allows the advisor to select investments for a fund without reference to an index or investment model. The second is indexing, in which the advisor tries to match a fund's portfolio composition to that of a particular index.

The primary management technique the Manager uses is portfolio optimization. The Manager constructs the Funds' portfolios to match the risk characteristics of the S&P 500 and then optimizes each portfolio to achieve the desired balance of risk and return potential. With respect to Income & Growth, this includes targeting a dividend yield that exceeds that of the S&P 500.

The Funds' portfolio holdings are drawn primarily from equity securities of the 1,500 largest companies traded in the United States (ranked by market capitalization). Equity & Growth may also invest in small capitalization stocks of companies that, in the Manager's opinion, have growth potential consistent with the Fund's investment objective.

Portfolio optimization may cause a Fund to be more heavily invested in some industries than in others. However, neither Fund may invest more than 25% of its total assets in companies whose principal business activities are in the same industry. In addition, each Fund is a "diversified" investment company as defined in the Investment Company Act of 1940 (the "1940 Act"). This means that investments in any single issuer are limited to restrictions under the 1940 Act.

Each Fund may invest in securities or engage in transactions involving instruments other than equity securities, as discussed in the section titled "Other Investment Practices, Their Characteristics and Risks," page 9.


Prospectus                                  Information Regarding the Funds  7



INVESTMENTS IN STOCKS

The Funds may be an appropriate component of a stock portfolio for investors seeking total return through diversified investments in stocks, bonds, and short-term instruments. The Funds invest primarily in stocks, which may enhance inflation-adjusted returns. The following chart illustrates how stocks have historically outpaced inflation and produced higher returns than bonds. Depending on your age and investment horizon, one Fund may be more appropriate for you. If you seek a steady stream of monthly investment income, Income & Growth may be best for you. If you primarily seek capital appreciation, Equity & Growth may be most appropriate for you. Of course, no single mutual fund can provide a balanced investment plan.

Chart 1 - Growth of Stocks, Bonds, & Inflation
[mountain graph]

[graph data]
              S&P 500 Index     20-Year U.S. Treasury Bond     Inflation (CPI)
12/31/25      1                 1                              1
12/31/26      1.11624           1.07769                        0.985103
12/31/27      1.5347            1.17391                        0.96462
12/31/28      2.20396           1.17513                        0.955309
12/31/29      2.01849           1.21533                        0.957172
12/31/30      1.51595           1.27195                        0.899445
12/31/31      0.858988          1.20442                        0.813782
12/31/32      0.788613          1.40727                        0.729983
12/31/33      1.21439           1.40623                        0.733707
12/31/34      1.19687           1.54721                        0.748606
12/31/35      1.7674            1.62433                        0.770952
12/31/36      2.36692           1.7464                         0.780264
12/31/37      1.53787           1.75045                        0.804473
12/31/38      2.01648           1.84729                        0.782127
12/31/39      2.0082            1.95702                        0.778402
12/31/40      1.81171           2.07614                        0.785852
12/31/41      1.60169           2.0955                         0.862203
12/31/42      1.92748           2.16294                        0.942275
12/31/43      2.42669           2.20802                        0.972069
12/31/44      2.90603           2.27017                        0.992553
12/31/45      3.96487           2.51386                        1.0149
12/31/46      3.64486           2.5113                         1.19926
12/31/47      3.8529            2.44543                        1.30727
12/31/48      4.06486           2.52854                        1.34265
12/31/49      4.82875           2.6916                         1.31844
12/31/50      6.36008           2.6932                         1.39479
12/31/51      7.88755           2.58732                        1.47672
12/31/52      9.33629           2.61733                        1.48976
12/31/53      9.24394           2.71253                        1.49907
12/31/54      14.1084           2.90748                        1.49162
12/31/55      18.5614           2.8699                         1.49721
12/31/56      19.7783           2.70957                        1.54004
12/31/57      17.6457           2.91166                        1.58659
12/31/58      25.2976           2.73423                        1.61453
12/31/59      28.3219           2.67251                        1.63873
12/31/60      28.4549           3.04075                        1.66294
12/31/61      36.106            3.07035                        1.67412
12/31/62      32.9545           3.28179                        1.6946
12/31/63      40.4685           3.32161                        1.72254
12/31/64      47.1388           3.43807                        1.74302
12/31/65      53.0081           3.46247                        1.77654
12/31/66      47.6737           3.58891                        1.83613
12/31/67      59.1038           3.25941                        1.892
12/31/68      65.6415           3.25092                        1.98139
12/31/69      60.059            3.08598                        2.10243
12/31/70      62.4653           3.45957                        2.21788
12/31/71      71.4058           3.91726                        2.29238
12/31/72      84.9559           4.14                           2.37059
12/31/73      72.5003           4.09417                        2.57916
12/31/74      53.311            4.27246                        2.89388
12/31/75      73.1443           4.66535                        3.09686
12/31/76      90.5842           5.44702                        3.24584
12/31/77      84.0767           5.40954                        3.46558
12/31/78      89.5922           5.34584                        3.77843
12/31/79      106.113           5.27987                        4.28122
12/31/80      140.514           5.0715                         4.81195
12/31/81      133.616           5.16571                        5.24213
12/31/82      162.223           7.25066                        5.44509
12/31/83      198.745           7.29792                        5.6518
12/31/84      211.199           8.42741                        5.87527
12/31/85      279.117           11.0371                        6.0968
12/31/86      330.671           13.7446                        6.16569
12/31/87      347.967           13.3716                        6.43757
12/31/88      406.458           14.665                         6.72207
12/31/89      534.455           17.3215                        7.03446
12/31/90      517.499           18.3924                        7.46401
12/31/91      675.592           21.9421                        7.69273
12/31/92      727.412           23.7092                        7.91586
12/31/93      800.078           28.0339                        8.13342
12/31/94      810.538           25.8555                        8.35099
12/31/95      1113.92           34.0436                        8.57975

   Source: Ibbotson Associates, Stocks, Bonds, Bills and Inflation.

In contrast to bond investors, common stock investors forego the certainty of coupon interest payments. However, they enjoy the potential for increased dividend income if the issuing company prospers. As indicated below, Chart 2 compares the growth of dividends from S&P 500 stocks with the rate of inflation over a 50-year period.

Chart 2 - Growth of Dividends vs. Inflation
[line graph]

[graph data]
S&P 500 Dividends.         Inflation (CPI)
1                          1
1.08                       1.18
1.27                       1.29
1.41                       1.32
1.73                       1.3
2.23                       1.37
2.14                       1.46
2.14                       1.47
2.2                        1.48
2.33                       1.47
2.48                       1.48
2.64                       1.52
2.71                       1.57
2.65                       1.59
2.77                       1.62
2.95                       1.64
3.06                       1.65
3.23                       1.67
3.45                       1.7
3.79                       1.72
4.12                       1.75
4.35                       1.81
4.42                       1.87
4.65                       1.96
4.79                       2.07
4.76                       2.19
4.65                       2.26
4.77                       2.34
5.12                       2.55
5.45                       2.86
5.58                       3.06
6.14                       3.21
7.08                       3.43
7.68                       3.74
8.56                       4.23
9.33                       4.75
10.05                      5.18
10.41                      5.37
10.74                      5.58
11.41                      5.8
11.97                      6.02
12.55                      6.1
13.35                      6.36
14.74                      6.65
16.74                      6.95
18.33                      7.39
18.48                      7.61
18.76                      7.83
19.06                      8.05
19.97                      8.26
20.89                      8.46

   Sources: Ibbotson Associates, Stocks, Bonds, Bills and Inflation and Standard and Poor's Security Price Index Record


Historical equity index returns suggest that stocks provide superior investment returns over the long term. Over short periods of time, however, the prices of individual stocks and the stock market as a whole can be very volatile. The table below shows best and worst average annual total returns for the S&P 500 over time spans of one, five, ten and twenty years between 1926 and 1995.

VARIABILITY OF S&P 500 RETURNS
--------------------------------------------------------------------------------
                            1 YR    5 YRS   10 YRS    20 YRS
Best                       53.99%   23.92%   20.06%    16.86%
Worst                     -43.34%  -12.47%   -0.89%     3.11%
--------------------------------------------------------------------------------

Source:   Ibbotson   Associates,   Stocks,   Bonds,   Bills   and
Inflation. This analysis is based on historical annual total return figures for the S&P 500.

Notice that the difference between the best and worst return decreases as the measure of time increases. Stock market investing may not make sense for you unless you are prepared to ride out the markets' ups and downs.

As indicated below, Chart 3 compares the historical risk vs. reward characteristics of stocks (represented by the S&P 500), bonds (represented by a 20-year U.S. Treasury bond), and Treasury bills. As you can see, historically, stocks have provided higher returns at greater risk than Treasury bonds and bills over the long term.

[graph with diamond points]
Chart 3 - Risk vs. Reward 1926-1995

           Reward - Standard Deviation    Risk - Average Annual Total Return
S&P 500    20.42                          10.54
T-Bonds     9.25                           5.17
T-Bills     3.27                           3.72

Source: Ibbotson Associates, Stocks, Bonds, Bills and Inflation.

The historical S&P 500 data presented here are not intended to suggest that an investor would have achieved comparable results by investing in any one equity security or in managed portfolios of equity securities, such as the Funds, during the periods


8 Information Regarding the Funds                   American Century Investments


shown. The S&P 500 is an unmanaged index representing the performance of 500 major companies, most of which are listed on the New York Stock Exchange. Investors cannot invest directly in the S&P 500. The historical conditions that gave rise to the patterns illustrated here may not be repeated. Transaction costs and other expenses of managing a common stock portfolio are not reflected in the figures shown. S&P 500 is a registered service mark of Standard and Poor's Corporation.


OTHER INVESTMENT PRACTICES, THEIR CHARACTERISTICS
AND RISKS

For additional information regarding the investment practices of the Funds, see the Statement of Additional Information.


PORTFOLIO TURNOVER

The portfolio turnover rates of the Funds are shown in the Financial Highlights tables on pages 5 and 6 of this Prospectus.

Investment decisions to purchase and sell securities are based on the anticipated contribution of the security in question to the particular Fund's objectives. The Manager believes that the rate of portfolio turnover is irrelevant when it determines a change is in order to achieve those objectives, and accordingly, the annual portfolio turnover rate cannot be anticipated.

The portfolio turnover of each Fund may be higher than other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost that the Funds pay directly. Portfolio turnover may also affect the character of capital gains, if any, realized and distributed by a Fund since short-term capital gains are taxable as ordinary income.


CONVERTIBLE SECURITIES

Although the Funds' equity investments consist primarily of common stock, each Fund may buy securities convertible into common stock, such as convertible bonds, convertible preferred stocks, or warrants. The Manager may purchase these securities if it believes that a company's convertible securities are undervalued in the market.


INTEREST RATE FUTURES CONTRACTS
AND OPTIONS THEREON

The Funds may buy or sell interest rate futures contracts relating to debt securities ("debt futures," i.e., futures relating to indexes on types or groups of bonds) and write or buy put and call options relating to interest rate futures contracts.

For options sold, a Fund will segregate cash or high-quality debt securities equal to the value of securities underlying the option unless the option is otherwise covered.

A Fund will deposit in a segregated account with its custodian bank high-quality debt obligations maturing in one year or less, or cash, in an amount equal to the fluctuating market value of long futures contracts it has purchased, less any margin deposited on its long position. It may hold cash or acquire such debt obligations for the purpose of making these deposits.

The Funds may use futures and options transactions to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns when a futures contract is priced more attractively than its underlying security or index.

Since futures contracts and options thereon can replicate movements in the cash markets for the securities in which a fund invests without the large cash investments required for dealing in such markets, they may subject a fund to greater and more volatile risks than might otherwise be the case. The principal risks related to the use of such instruments are (1) the offsetting correlation between movements in the market price of the portfolio investments (held or intended) being hedged and in the price of the futures contract or option may be imperfect; (2) possible lack of a liquid secondary market for closing out futures or option positions; (3) the need of additional portfolio management skills and techniques; and (4) losses due to unanticipated market price movements. For a hedge to be completely effective, the price change of the hedging instrument should equal the price change of the securities being hedged. Such equal price changes are not always possible because the investment underlying the hedging instrument may not be the same investment that is being hedged.


Prospectus                                 Information Regarding the Funds  9


The ordinary spreads between prices in the cash and futures markets, due to the differences in the nature of those markets, are subject to distortion. Due to the possibility of distortion, a correct forecast of general interest rate trends by management may still not result in a successful transaction.
Management may be incorrect in its expectations as to the extent of various interest rate movements or the time span within which the movements take place.

See the Statement of Additional Information for further information about these instruments and their risks.


SHORT-TERM INSTRUMENTS

For liquidity purposes, each Fund may invest in high-quality money market instruments with remaining maturities of one year or less. Such instruments may include U.S. government securities, certificates of deposit, commercial paper, and bankers' acceptances.

Each Fund may also enter into repurchase agreements, collateralized by U.S. government securities, with banks or broker-dealers that are deemed to present minimal credit risk. Credit risk determinations are made by the Manager pursuant to guidelines established by the Board of Directors. A repurchase agreement involves the purchase of a security and a simultaneous agreement to sell the security back to the seller at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes bankrupt.

Each Fund may invest up to 5% of its total assets in any money market fund advised by the Manager, provided that the investment is consistent with the Funds' respective investment policies and restrictions.


FOREIGN SECURITIES

Each Fund may invest in securities of foreign issuers, including instruments that trade on domestic or foreign securities exchanges in U. S. dollars or foreign currencies. Securities of foreign issuers may be affected by the strength of foreign currencies relative to the U.S. dollar or by political or economic developments in foreign countries. Foreign companies may not be subject to accounting standards or governmental regulations comparable to those that affect U.S. companies, and there may be less public information about their operations.


PORTFOLIO LENDING

In order to realize additional income, each Fund may lend its portfolio securities to persons not affiliated with it and who are deemed to be creditworthy. Such loans must be secured continuously by cash collateral maintained on a current basis in an amount at least equal to the market value of the securities loaned, or by irrevocable letters of credit. During the existence of the loan, the Fund making the loan must continue to receive the equivalent of the interest and dividends paid by the issuer on the securities loaned and interest on the investment of the collateral. The Fund must have the right to call the loan and obtain the securities loaned at any time on five days' notice, including the right to call the loan to enable the Fund to vote the securities. This practice could result in a loss or a delay in recovering the Fund's securities. Such loans may not exceed one-third of each Fund's total assets taken at market value.


OTHER TECHNIQUES

The Manager may buy other types of securities or employ other portfolio management techniques on behalf of the Funds. When SEC guidelines require it to do so, the Funds will set aside cash or appropriate liquid assets in a segregated account to cover its obligations. See the Statement of Additional Information for a more detailed discussion of these investments and some of the risks associated with them.


PERFORMANCE ADVERTISING

From time to time, the Funds may advertise performance data. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return or average annual total return, yield and effective yield.

Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gains distributions, over a period of time. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced the Fund's cumulative total return over the same period if the Fund's performance had remained constant throughout.



10 Information Regarding the Funds                  American Century Investments


A quotation of yield reflects a Fund's income over a stated period of time expressed as a percentage of the Fund's share price. The effective yield is calculated in a similar manner but, when annualized, the income earned by the investment is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect on the assumed reinvestment.

Yield is calculated by adding over a 30-day (or one-month) period all interest and dividend income (net of Fund expenses) calculated on each day's market values, dividing this sum by the average number of Fund shares outstanding during the period, and expressing the result as a percentage of the Fund's share price on the last day of the 30-day (or one month) period. The percentage is then annualized. Capital gains and losses are not included in the calculation.

Yields are calculated according to accounting methods that are standardized in accordance with SEC rules. The SEC yield should be regarded as an estimate of the Fund's rate of investment income, and it may not equal the Fund's actual income distribution rate, the income paid to a shareholder's account, or the income reported in the Fund's financial statements.

The Funds may also include in advertisements data comparing performance with the performance of non-related investment media, published editorial comments and performance rankings compiled by independent organizations (such as Lipper Analytical Services) and publications that monitor the performance of mutual funds. Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, Fund performance may be compared to well-known indices of market performance. Fund performance may also be compared, on a relative basis, to the other funds in our fund family. This relative comparison, which may be based upon historical or expected fund performance, volatility or other fund characteristics, may be presented numerically, graphically or in text. Fund performance may also be combined or blended with other funds in our fund family, and that combined or blended performance may be compared to the same indices to which individual funds may be compared.

All performance information advertised by the Funds is historical in nature and is not intended to represent or guarantee future results. The value of Fund shares when redeemed may be more or less than their original cost.


Prospectus                                  Information Regarding the Funds  11


HOW TO INVEST WITH
AMERICAN CENTURY INVESTMENTS


AMERICAN CENTURY INVESTMENTS

The  Funds  offered  by  this  Prospectus  are a part  of the  American  Century
Investments family of mutual funds. Our family provides a full range of investment opportunities, from the aggressive equity growth funds in our Twentieth Century Group, to the fixed income funds in our Benham Group, to the moderate risk and specialty funds in our American Century Group. Please call 1-800-345-2021 for a brochure or prospectuses for the other funds in the American Century Investments family.


INVESTING IN AMERICAN CENTURY

The following section explains how to invest in American Century funds, including purchases, redemptions, exchanges and special services. You will find more detail about doing business with us by referring to the Investor Services Guide that you will receive when you open an account.

If you own or are considering purchasing Fund shares through an employer-sponsored retirement plan or through a bank, broker-dealer or other financial intermediary, the following sections, as well as the information contained in our Investor Services Guide, may not apply to you. Please read "Employer-Sponsored Retirement Plans and Institutional Accounts," page 17.


HOW TO OPEN AN ACCOUNT

To open an account, you must complete and sign an application, furnishing your taxpayer identification number. (You must also certify whether you are subject to withholding for failing to report income to the IRS.) Investments received without a certified taxpayer identification number will be returned.

The minimum investment is $2,500 ($1,000 for IRA accounts). These minimums will be waived if you establish an automatic investment plan to your account that is the equivalent of at least $50 per month. See "Automatic Investment Plan," page 13.

The minimum investment requirements may be different for some types of retirement accounts. Call one of our Investor Services Representatives for information on our retirement plans, which are available for individual investors or for those investing through their employers.

Please note: If you register your account as belonging to multiple owners (e.g., as joint tenants), you must provide us with specific authorization on your application in order for us to accept written or telephone instructions from a single owner. Otherwise, all owners will have to agree to any transactions that involve the account (whether the transaction request is in writing or over the telephone).

You may invest in the following ways:

By Mail

Send a completed application and check or money order payable in U.S. dollars to American Century Investments.


By Wire

You may make your initial investment by wiring funds. To do so, call us or mail a completed application and provide your bank with the following information:

o Receiving bank and routing number:
  Commerce Bank, N.A. (101000019)

o Beneficiary (BNF):
  American Century Services Corporation
  4500 Main St., Kansas City, Missouri 64111

o Beneficiary account number (BNF ACCT):
  2804918

o Reference for Beneficiary (RFB):
  American Century account number into which you are investing. If more than one, leave blank and see Bank to Bank Information below.

o Originator to Beneficiary (OBI):
  Name and address of owner of account into which you are investing.

o Bank to Bank Information
  (BBI or Free Form Text):

  o Taxpayer identification or Social Security number.

  o If more than one account, account numbers and amount to be invested in each account.


12 How to Invest with American Century Investments  American Century Investments


  o Current tax year, previous tax year or rollover designation if an IRA. Specify whether IRA, SEP-IRA or SARSEP-IRA.


By Exchange

Call 1-800-345-2021 from 7 a.m. to 7 p.m. Central time to get information on opening an account by exchanging from another American Century account. See this page for more information on exchanges.


In Person

If you prefer to work with a representative in person, please visit one of our Investors Centers, located at:

4500 Main Street
Kansas City, Missouri 64111

1665 Charleston Road
Mountain View, California 94043

2000 S. Colorado Blvd.
Denver, Colorado 80222


SUBSEQUENT INVESTMENTS

Subsequent investments may be made by an automatic bank, payroll or government direct deposit (see "Automatic Investment Plan," this page) or by any of the methods below. The minimum investment requirement for subsequent investments:
$250 for checks submitted without the remittance portion of a previous statement or confirmation, $50 for all other types of subsequent investments.


By Mail

When making subsequent investments, enclose your check with the remittance portion of the confirmation of a previous investment. If the investment slip is not available, indicate your name, address and account number on your check or a separate piece of paper. (Please be aware that the investment minimum for subsequent investments is higher without an investment slip.)


By Telephone

Once your account is open, you may make investments by telephone if you have authorized us (by choosing "Full Services" on your application) to draw on your bank account. You may call an Investor Services Representative or use our Automated Information Line.


By Online Access

Once your account is open, you may make investments online if you have authorized us (by choosing "Full Services" on your application) to draw on your bank account.


By Wire

You  may  make  subsequent   investments  by  wire.  Follow  the  wire  transfer
instructions on page 12 and indicate your account number.


In Person

You may make subsequent investments in person at one of our Investors Centers. The locations of our three Investors Centers are listed on this page.


AUTOMATIC INVESTMENT PLAN

You may elect on your application to make investments automatically by authorizing us to draw on your bank account regularly. Such investments must be at least the equivalent of $50 per month. You also may choose an automatic payroll or government direct deposit. If you are establishing a new account, check the appropriate box under "Automatic Investments" on your application to receive more information. If you would like to add a direct deposit to an existing account, please call one of our Investor Services Representatives.


HOW TO EXCHANGE FROM ONE ACCOUNT TO ANOTHER

As long as you meet any minimum investment requirements, you may exchange your Fund shares to our other funds up to six times per year per account. An exchange request will be processed the same day it is received if it is received before the Funds' net asset values are calculated, which is one hour prior to the close of the New York Stock Exchange for the American Century Target Maturities Trust, and at the close of the Exchange for all of our other funds. See "When Share Price is Determined," page 18.

For any single exchange, the shares of each fund being acquired must have a value of at least $100. However, we will allow investors to set up an Automatic Exchange Plan between any two funds in the amount of at least $50 per month. See our Investor Services Guide for further information about exchanges.



Prospectus                    How to Invest with American Century Investments 13


By Mail

You may direct us in writing to exchange your shares from one American Century account to another. For additional information, please see our Investor Services Guide.


By Telephone

You can make exchanges over the phone (either with an Investor Services Representative or using our Automated Information Line-see page 15) if you have authorized us to accept telephone instructions. You can authorize this by selecting "Full Services" on your application or by calling us at 1-800-345-2021 to get the appropriate form.


By Online Access

You can make exchanges online if you have authorized us to accept instructions over the Internet. You can authorize this by selecting "Full Services" on your application or by calling us at 1-800-345-2021 to get the appropriate form.


HOW TO REDEEM SHARES

We will redeem or "buy back" your shares at any time. Redemptions will be made at the next net asset value determined after a complete redemption request is received.

Please note that a request to redeem shares in an IRA or 403(b) plan must be accompanied by an executed IRS Form W4-P and a reason for withdrawal as specified by the IRS.


By Mail

Your written instructions to redeem shares may be made either by a redemption form, which we will send to you upon request, or by a letter to us. Certain redemptions may require a signature guarantee. Please see "Signature Guarantee," page 15.


By Telephone

If you have authorized us to accept telephone instructions, you may redeem your shares by calling an Investor Services Representative.


By Check-A-Month

If you have at least a $10,000 balance in your account, you may redeem shares by Check-A-Month. A Check-A-Month plan automatically redeems enough shares each month to provide you with a check in an amount you choose (minimum $50). To set up a Check-A-Month plan, please call to request our Check-A-Month brochure.

Other Automatic Redemptions

If you have at least a $10,000 balance in your account, you may elect to make redemptions automatically by authorizing us to send funds directly to you or your account at a bank or other financial institution. To set up automatic redemptions, call one of our Investor Services Representatives.


REDEMPTION PROCEEDS

Please note that shortly after a purchase of shares is made by check or electronic draft (also known as an ACH draft) from your bank, we may wait up to 15 days or longer to send redemption proceeds (to allow your purchase funds to clear). No interest is paid on the redemption proceeds after the redemption is processed but before your redemption proceeds are sent.

Redemption proceeds may be sent to you in one of the following ways:


By Check

Ordinarily, all redemption checks will be made payable to the registered owner of the shares and will be mailed only to the address of record. For more information, please refer to our Investor Services Guide.


By Wire and ACH

You may authorize us to transmit redemption proceeds by wire or ACH. These services will be effective 15 days after we receive the authorization.

Your bank will usually receive wired funds within 48 hours of transmission. Funds transferred by ACH may be received up to seven days after transmission. Wired funds are subject to a $10 fee to cover bank wire charges, which is deducted from redemption proceeds. Once the funds are transmitted, the time of receipt and the funds' availability are not under our control.


REDEMPTION OF SHARES IN
LOW-BALANCE ACCOUNTS

Whenever the shares held in an account have a value of less than the required minimum, a letter will be sent advising you of to either bring the value of the shares held in the account up to the minimum or to


14 How to Invest with American Century Investments  American Century Investments



establish an automatic investment that is the equivalent of at least $50 per month. If action is not taken within 90 days of the letter's date, the shares held in the account will be redeemed and proceeds from the redemption will be sent by check to your address of record. We reserve the right to increase the investment minimums.


SIGNATURE GUARANTEE

To protect your accounts from fraud, some transactions will require a signature guarantee. Which transactions will require a signature guarantee will depend on which service options you elect when you open your account. For example, if you choose "In Writing Only," a signature guarantee will be required when:

o    redeeming more than $25,000; or

o establishing or increasing a Check-A-Month or automatic transfer on an existing account.

You may obtain a signature guarantee from a bank or trust company, credit union, broker-dealer, securities exchange or association, clearing agency or savings association, as defined by federal law.

For a more in-depth explanation of our signature guarantee policy, or if you live outside the United States and would like to know how to obtain a signature guarantee, please consult our Investor Services Guide.

We reserve the right to require a signature guarantee on any transaction, or to change this policy at any time.


SPECIAL SHAREHOLDER SERVICES

We offer several service options to make your account easier to manage. These are listed on the account application. Please make note of these options and elect the ones that are appropriate for you. Be aware that the "Full Services" option offers you the most flexibility. You will find more information about each of these service options in our Investor Services Guide.

Our special shareholder services include:


Automated Information Line

We offer an Automated Information Line, 24 hours a day, seven days a week, at 1-800-345-8765. By calling the Automated Information Line, you may listen to fund prices, yields and total return figures. You may also use the Automated Information Line to make investments into your accounts (if we have your bank information on file) and obtain your share balance, value and most recent transactions. If you have authorized us to accept telephone instructions, you also may exchange shares from one fund to another via the Automated Information Line. Redemption instructions cannot be given via the Automated Information Line.


Online Account Access

You may contact us 24 hours a day, seven days a week at www.americancentury.com to access your Funds' daily share prices, receive updates on major market indexes and view historical performance of your Funds. If you select "Full Services" on your application, you can use your personal access code and Social Security number to view your account balance and account activity, make subsequent investments from your bank account or exchange shares from one fund to another.


Open Order Service

Through our open order service, you may designate a price at which to buy shares of a variable-priced fund by exchange from one of our money market funds, or a price at which to sell shares of a variable-priced fund by exchange to one of our money market funds. The designated purchase price must be equal to or lower, or the designated sale price equal to or higher, than the variable-priced fund's net asset value at the time the order is placed. If the designated price is met within 90 calendar days, we will execute your exchange order automatically at that price (or better). Open orders not executed within 90 days will be canceled.

If the fund you have selected deducts a distribution from its share price, your order price will be adjusted accordingly so the distribution does not inadvertently trigger an open order transaction on your behalf. If you close or re-register the account from which the shares are to be redeemed, your open order will be canceled.

Because of their time-sensitive nature, open order transactions are accepted only by telephone or in person. These transactions are subject to exchange limitations described in each fund's prospectus, except that


Prospectus                    How to Invest with American Century Investments 15


orders and cancellations received before 2 p.m. Central time are effective the same day, and orders or cancellations received after 2 p.m. Central time are effective the next business day.


Tax-Qualified Retirement Plans

Each fund is available for your tax-deferred retirement plan. Call or write us and request the appropriate forms for:

o    Individual Retirement Accounts ("IRAs");

o 403(b) plans for employees of public school systems and non-profit organizations; or o Profit sharing plans and pension plans for corporations and other employers.

If your IRA and 403(b) accounts do not total $10,000, each account is subject to an annual $10 fee, up to a total of $30 per year.

You can also transfer your tax-deferred plan to us from another company or custodian. Call or write us for a Request to Transfer form.


IMPORTANT POLICIES REGARDING YOUR INVESTMENTS

Every account is subject to policies that could affect your investment. Please refer to the Investor Services Guide for further information about the policies discussed below, as well as further detail about the services we offer.

(1) We reserve the right for any reason to suspend the offering of shares for a period of time, or to reject any specific purchase order (including purchases by exchange). Additionally, purchases may be refused if, in the opinion of the Manager, they are of a size that would disrupt the management of the Fund.

(2) We reserve the right to make changes to any stated investment requirements, including those that relate to purchases, transfers and redemptions. In addition, we may also alter, add to or terminate any investor services and privileges. Any changes may affect all shareholders or only certain series or classes of shareholders.

(3) Shares being acquired must be qualified for sale in your state of residence.

(4) Transactions requesting a specific price and date, other than open orders, will be refused. Once you have mailed or otherwise transmitted your transaction instructions to us, they may not be modified or canceled.

(5) If a transaction request is made by a corporation, partnership, trust, fiduciary, agent or unincorporated association, we will require evidence satisfactory to us of the authority of the individual making the request.

(6) We have established procedures designed to assure the authenticity of instructions received by telephone. These procedures include requesting personal identification from callers, recording telephone calls, and providing written confirmations of telephone transactions. These procedures are designed to protect shareholders from unauthorized or fraudulent instructions. If we do not employ reasonable procedures to confirm the genuineness of instructions, then we may be liable for losses due to unauthorized or fraudulent instructions. The company, its transfer agent and investment advisor will not be responsible for any loss due to instructions they reasonably believe are genuine.

(7) All signatures should be exactly as the name appears in the registration. If the owner's name appears in the registration as Mary Elizabeth Jones, she should sign that way and not as Mary E. Jones.

(8) Unusual stock market conditions have in the past resulted in an increase in the number of shareholder telephone calls. If you experience difficulty in reaching us during such periods, you may send your transaction instructions by mail, express mail or courier service, or you may visit one of our Investors Centers. You may also use our Automated Information Line if you have requested and received an access code and are not attempting to redeem shares.

(9) If you fail to provide us with the correct certified taxpayer identification number, we may reduce any redemption proceeds by $50 to cover the penalty the IRS will impose on us for failure to report your correct taxpayer identification number on information reports.

(10) We will perform special inquiries on shareholder accounts. A research fee of $15 per hour may be applied.


16 How to Invest with American Century Investments  American Century Investments


REPORTS TO SHAREHOLDERS

At the end of each calendar quarter, we will send you a consolidated statement that summarizes all of your American Century holdings, as well as an individual statement for each fund you own that reflects all year-to-date activity in your account. You may request a statement of your account activity at any time.

With the exception of most automatic transactions, each time you invest, redeem,
transfer  or  exchange   shares,   we  will  send  you  a  confirmation  of  the
transactions. See the Investor Services Guide for more detail.

Carefully review all the information relating to transactions on your statements and confirmations to ensure that your instructions were acted on properly. Please notify us immediately in writing if there is an error. If you fail to provide notification of an error with reasonable promptness, i.e., within 30 days of non-automatic transactions or within 30 days of the date of your consolidated quarterly statement, in the case of automatic transactions, we will deem you to have ratified the transaction.

No later than January 31st of each year, we will send you reports that you may use in completing your U.S. income tax return. See the Investor Services Guide for more information.

Each year, we will send you an annual and a semiannual report relating to your fund, each of which is incorporated herein by reference. The annual report includes audited financial statements and a list of portfolio securities as of the fiscal year end. The semiannual report includes unaudited financial statements for the first six months of the fiscal year, as well as a list of portfolio securities at the end of the period. You also will receive an updated prospectus at least once each year. Please read these materials carefully, as they will help you understand your fund.


EMPLOYER-SPONSORED RETIREMENT PLANS
AND INSTITUTIONAL ACCOUNTS

Information  contained in our Investor  Services Guide pertains to  shareholders
who  invest   directly   with   American   Century   rather   than   through  an
employer-sponsored retirement plan or through a financial intermediary.

If you own or are considering purchasing Fund shares through an employer-sponsored retirement plan, your ability to purchase shares of the Funds, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan.

If you own or are considering purchasing Fund shares through a bank, broker-dealer, insurance company or other financial intermediary, your ability to purchase, exchange and redeem shares will depend on your agreement with, and the policies of, such financial intermediary.

You may reach one of our Institutional Service Representatives by calling 1-800-345-3533 to request information about our funds and services, to obtain a current prospectus or to get answers to any questions about our funds that you are unable to obtain through your plan administrator or financial intermediary.



Prospectus                    How to Invest with American Century Investments 17



ADDITIONAL INFORMATION YOU SHOULD KNOW


SHARE PRICE


WHEN SHARE PRICE IS DETERMINED

The price of your shares is also referred to as their net asset value. Net asset value is determined by calculating the total value of a Fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. For all American Century funds except the American Century Target Maturities Trust, net asset value is determined at the close of regular trading on each day that the New York Stock Exchange is open, usually 3 p.m. Central time. Net asset value for the Target Maturities is determined one hour prior to the close of the Exchange.

Investments and requests to redeem or exchange shares will receive the share price next determined after receipt by us of the investment, redemption or exchange request. For example, investments and requests to redeem or exchange shares of a fund received by us or one of our agents before the net asset value of the fund is determined, are effective on, and will receive the price determined, that day. Investment, redemption and exchange requests received thereafter are effective on, and receive the price determined, on the next day the Exchange is open.

Investments are considered received only when payment is received by us. Wired funds are considered received on the day they are deposited in our bank account if they are deposited before the net asset value is determined.

Investments by telephone pursuant to your prior authorization to us to draw on your bank account are considered received at the time of your telephone call.

Investment and transaction instructions received by us on any business day by mail before the net asset value is determined will receive that day's price. Investments and instructions received after that time will receive the price determined on the next business day.

If you invest in Fund shares through an employer-sponsored retirement plan or other financial intermediary, it is the responsibility of your plan recordkeeper or financial intermediary to transmit your purchase, exchange and redemption requests to the Fund's transfer agent prior to the applicable cut-off time for receiving orders and to make payment for any purchase transactions in accordance with the fund's procedures or any contractual arrangements with the Fund or the Fund's distributor in order for you to receive that day's price.


HOW SHARE PRICE IS DETERMINED

The valuation of assets for determining net asset value may be summarized as follows:

Portfolio securities of each Fund, except as otherwise noted, listed or traded on a domestic securities exchange are valued at the last sale price on that exchange. Portfolio securities primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.


WHERE TO FIND INFORMATION ABOUT SHARE PRICE

The net asset values of the Funds are published in leading newspapers daily. The net asset values, as well as yield information on the Funds and the other funds in the American Century family of funds, may be obtained by calling us or by accessing our Web site at www.americancentury.com.



18 Additional Information You Should Know           American Century Investments


DISTRIBUTIONS

At the close of each day including Saturdays, Sundays and holidays, net income of Income & Growth is determined and declared as a distribution. The distribution will be paid monthly on the last Friday of each month, except for year-end distributions which will be made on the last business day of the year. Equity & Growth's dividends are declared and paid quarterly in March, June, September and December.

The objective of Equity & Growth is capital appreciation and not the production of distributions. You are encouraged to measure the success of your investment by the value of your investment at any given time and not by the distributions you receive.

You will begin to participate in the distributions the day after your purchase is effective. See "When Share Price is Determined," page 18. If you redeem shares, you will receive the distribution declared for the day of the redemption. If all shares are redeemed, the distribution on the redeemed shares will be included with your redemption proceeds.

Distributions from net realized securities gains, if any, generally are declared and paid once a year, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the 1940 Act.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, distributions will be reinvested unless you elect to receive them in cash. Distributions of less than $10 generally will be reinvested. Distributions made shortly after a purchase by check or ACH may be held up to 15 days. You may elect to have distributions on shares held in Individual Retirement Accounts and 403(b) plans paid in cash only if you are at least 591/2 years old or permanently and totally disabled. Distribution checks normally are mailed within seven days after the record date. Please consult our Investor Services Guide for further information regarding your distribution options.

A distribution on shares of a Fund does not increase the value of your shares or your total return. At any given time the value of your shares includes the undistributed net gains, if any, realized by the Fund on the sale of portfolio securities, and undistributed dividends and interest received, less fund expenses.

Because such gains and dividends are included in the value of your shares, when they are distributed the value of your shares is reduced by the amount of the distribution. If you buy your shares through a taxable account just before the distribution, you will pay the full price for your shares and then receive a portion of the purchase price back as a taxable distribution.
See "Taxes," this page.


TAXES

Each Fund has elected to be taxed under Subchapter M of the Internal Revenue Code, which means that to the extent its income is distributed to shareholders, it pays no income taxes.

TAX-DEFERRED ACCOUNTS

If Fund shares are purchased through tax-deferred accounts, such as a qualified employer-sponsored retirement or savings plan, income and capital gains distributions paid by the Funds will generally not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis.

Employer-sponsored retirement and savings plans are governed by complex tax rules. If you elect to participate in your employer's plan, consult your plan administrator, your plan's summary plan description, or a professional tax advisor regarding the tax consequences of participation in the plan, contributions to, and withdrawals or distributions from the plan.


TAXABLE ACCOUNTS

If Fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income, except as described below. The dividends from net income of the Funds do not qualify for the 70% dividends-received deduction for corporations since they are derived from interest income. Distributions from net long-term capital gains are taxable as long-term capital gains regardless of the length of time you have held the shares on which such distributions are paid. However, you should note that any loss realized upon the sale or redemption of shares


Prospectus                             Additional Information You Should Know 19


held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to such shares.

Distributions are taxable to you regardless of whether they are taken in cash or reinvested, even if the value of your shares is below your cost. If you purchase shares shortly before a capital gain distribution, you must pay income taxes on the distribution, even though the value of your investment (plus cash received, if any) will not have increased. In addition, the share price at the time you purchase shares may include unrealized gains in the securities held in the investment portfolio of the fund. If these portfolio securities are subsequently sold and the gains are realized, they will, to the extent not offset by capital losses, be paid to you as a distribution of capital gains and will be taxable to you as short-term or long-term capital gains.

In January of the year following the distribution, if you own shares in a taxable account, you will receive a Form 1099-DIV notifying you of the status of your distributions for federal income tax purposes.

Distributions may also be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on U.S. government obligations which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to Fund shareholders when a Fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.

If you have not complied with certain provisions of the Internal Revenue Code and its Regulations, we are required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends, capital gains distributions and redemptions). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application. Payments reported by us that omit your Social Security number or tax identification number will subject us to a penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed, and is not refundable.

Redemption of shares of a Fund (including redemptions made in an exchange transaction) will be a taxable transaction for federal income tax purposes and shareholders will generally recognize a gain or loss in an amount equal to the difference between the basis of the shares and the amount received. Assuming that shareholders hold such shares as a capital asset, the gain or loss will be a capital gain or loss and will generally be long term if shareholders have held such shares for a period of more than one year. If a loss is realized on the redemption of Fund shares, the reinvestment in additional Fund shares within 30 days before or after the redemption may be subject to the "wash sale" rules of the Internal Revenue Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.


MANAGEMENT

INVESTMENT MANAGEMENT

The Funds are series of the American Century Quantitative Equity Funds (the "Company"). Under the laws of the State of California, the Board of Directors is responsible for managing the business and affairs of the Company. Acting pursuant to an investment advisory agreement entered into with the Company, Benham Management Corporation (the "Manager") serves as the investment advisor of the Funds. Its principal place of business is 1665 Charleston Road, Mountain View, California 94043. The Manager has been providing investment advisory services to investment companies and other clients since 1971.

In  June  1995,  American  Century  Companies,   Inc.  ("ACC")  acquired  Benham
Management International, Inc., the then-parent company of the Manager. In the acquisition, the Manager became a wholly owned subsidiary of ACC.

The Manager supervises and manages the investment portfolio of each Fund and directs the purchase and sale of their investment securities. It utilizes teams of portfolio managers, assistant portfolio managers and analysts acting together to manage the assets of the Funds. The teams meet regularly to


20 Additional Information You Should Know           American Century Investments


review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the Funds' portfolios and the Funds' asset mix as they deem appropriate in pursuit of the Funds' investment objectives. Individual portfolio manager members of the team may also adjust portfolio holdings of the Funds or of sectors of the Funds as necessary between team meetings.

The portfolio manager members of the teams managing the Funds described in this Prospectus and their work experience for the last five years are as follows:

Steven Colton, Portfolio Manager, has been primarily responsible for the day-to-day operation of Income & Growth since December, 1990 and has been a member of the team that manages Equity Growth since June, 1996. Mr. Colton joined American Century in 1987.

Dong Zhang, Portfolio Manager, has been primarily responsible for the day-to-day management of the Equity Growth since June, 1996 and has been a member of the team that manages Income & Growth since June, 1996. Mr. Zhang joined American Century in 1993 and received his Ph.D. in Physics from Stanford University.

The activities of the Manager are subject only to direction of the Company's Board of Directors. For the services provided to the Funds, the Manager receives an annual fee which cannot exceed 0.50% of average daily net assets. The Manager's fee drops to a marginal rate of 0.19% of average daily net assets as the Company's assets increase.


CODE OF ETHICS

The Company and the Manager have adopted a Code of Ethics, which restricts personal investing practices by employees of the Manager and its affiliates. Among other provisions, the Code of Ethics requires that employees with access to information about the purchase or sale of securities in the Funds' portfolios obtain preclearance before executing personal trades. With respect to Portfolio Managers and other investment personnel, the Code of Ethics prohibits acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of the fund shareholders come before the interests of the people who manage those funds.


TRANSFER AND ADMINISTRATIVE SERVICES

American Century Services Corporation, 4500 Main Street, Kansas City, Missouri 64111, acts as transfer agent and dividend-paying agent for the Funds. It provides facilities, equipment and personnel to the Funds, and is paid for such services by the Funds. For administrative services, each Fund pays the transfer agent a monthly fee equal to its pro rata share of the dollar amount derived from applying the average daily net assets of all of the Funds managed by the Manager. The administrative fee rate ranges from 0.11% to 0.08% of average daily net assets, dropping as assets managed by the Manager increase. For transfer agent services, each Fund pays the transfer agent a monthly fee for each shareholder account maintained and for each shareholder transaction executed during that month.

The Funds  charge  no sales  commissions,  or  "loads,"  of any  kind.  However, investors who do not choose to purchase or sell Fund shares directly from the transfer agent may purchase or sell Fund shares through registered broker-dealers and other qualified service providers, who may charge investors fees for their services. These broker-dealers and service providers generally provide shareholder, administrative and/or accounting services which would otherwise be provided by the transfer agent. To accommodate these investors, the Manager and its affiliates have entered into agreements with some broker-dealers and service providers to provide these services. Fees for such services are borne normally by the Funds at the rates normally paid to the transfer agent, which would otherwise provide the services. Any distribution expenses associated with these arrangements are borne by the Manager.

From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the Manager or its affiliates.



Prospectus                          Additional Information You Should Know  21



The Manager and the transfer agent are both wholly owned by ACC, James E. Stowers Jr., Chairman of the Board of Directors of ACC, controls ACC by virtue of his ownership of a majority of its common stock.


DISTRIBUTION OF FUND SHARES

The Funds' shares are distributed by American Century Investment Services, Inc. (the "Distributor"), a registered broker-dealer and an affiliate of the Manager. The Manager pays all expenses for promoting and distributing the Fund shares offered by this Prospectus. The Funds do not pay any commissions or other fees to the Distributor or to any other broker-dealers or financial intermediaries in connection with the distribution of Fund shares.


EXPENSES

Each Fund pays certain operating expenses directly, including, but not limited to: custodian, audit, and legal fees; fees of the independent directors; costs of printing and mailing prospectuses, statements of additional information, proxy statements, notices, and reports to shareholders; insurance expenses; and costs of registering Fund shares for sale under federal and state securities laws. See the Statements of Additional Information for a more detailed discussion of independent director compensation.


FURTHER INFORMATION ABOUT AMERICAN CENTURY

American Century Quantitative Equity Funds was organized as a California corporation on December 31, 1987. The corporation is a diversified, open-end management investment company. Its business and affairs are managed by its officers under the direction of its Board of Directors.

The principal office of the Company is American Century Tower, 4500 Main Street, P.O. Box 419200, Kansas City, Missouri 64141-6200. All inquiries may be made by mail to that address, or by telephone to 1-800-345-2021 (international calls:
816-531-5575).

American Century Quantitative Equity Funds issues shares with no par value. Each series is commonly referred to as a fund. The assets belonging to each series of shares are held separately by the custodian and in effect each series is a separate fund.

Each share, irrespective of series, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except those matters which must be voted on separately by the series of shares affected. Matters affecting only one Fund are voted upon only by that Fund.

Shares have cumulative voting rights only as prescribed by California law. This means that shareholders have the right to cumulate votes in the election (or removal) of directors.

Unless required by the 1940 Act, it will not be necessary for the Company to hold annual meetings of shareholders. As a result, shareholders may not vote each year on the election of directors or the appointment of auditors. However, pursuant to the Company's by-laws, the holders of shares representing at least 10% of the votes entitled to be cast may request that the Company hold a special meeting of shareholders. We will assist in the communication with other shareholders.

We reserve the right to change any of our policies, practices and procedures described in this Prospectus, including the Statement of Additional Information, without shareholder approval except in those instances where shareholder approval is expressly required.

This Prospectus constitutes an offer to sell securities of a Fund only in those states where the Fund's shares have been registered or otherwise qualified for sale. A Fund will not accept applications from persons residing in states where the Fund's shares are not registered.



22 Additional Information You Should Know           American Century Investments


                                     NOTES


Prospectus                                                              Notes 23


                                     NOTES


24 Notes                                            American Century Investments


                                     NOTES


Prospectus                                                              Notes 25


P.O. Box 419200
Kansas City, Missouri
64141-6200

Person-to-person assistance:
1-800-345-2021 or 816-531-5575

Automated Information Line:
1-800-345-8765

Telecommunications Device for the Deaf:
1-800-634-4113 or 816-753-1865

Fax: 816-340-7962
Internet: www.americancentury.com

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